UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

71.0%	U.S. Government and Government Agencies	263,670,416	267,370,001
7.7%	Foreign Securities	28,552,992	28,989,255
20.1%	Corporate Bonds	74,546,683	75,703,037
0.2%	Municipal Bonds	655,865	655,403
0.1%	Other Investment Company	317,719	317,719

99.1%	Total Investments	367,743,675	373,035,415
0.0%	Collateral Invested for Securities on Loan	151,585	151,585
0.9%	Other Assets and Liabilities, Net		3,256,653

100.0%	Net Assets		376,443,653

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 71.0% of net assets

U.S. Government Agency Securities 11.6%
Fannie Mae
1.50%, 06/26/13	1,500,000	1,520,626
0.50%, 08/09/13	1,500,000	1,504,554
1.00%, 09/23/13	1,500,000	1,514,193
0.75%, 12/06/13	500,000	500,019
2.75%, 02/05/14	250,000	260,556
0.85%, 10/24/14 (b)	750,000	751,400
0.63%, 10/30/14	1,000,000	1,004,568
2.63%, 11/20/14	1,000,000	1,054,408
0.75%, 12/19/14	1,750,000	1,762,705
0.63%, 01/30/15 (b)	2,000,000	2,003,258
0.38%, 03/16/15	2,250,000	2,242,748
2.38%, 04/11/16	2,000,000	2,124,780
1.25%, 09/28/16	1,000,000	1,016,496
1.30%, 05/10/17 (b)	1,000,000	1,005,744
Federal Farm Credit Bank
0.55%, 08/17/15	1,000,000	1,000,354
4.88%, 12/16/15	150,000	171,935
Federal Home Loan Bank
1.88%, 06/21/13	1,500,000	1,526,289
3.63%, 10/18/13	1,500,000	1,569,064
0.38%, 11/27/13	1,000,000	1,001,499
0.38%, 01/29/14	1,500,000	1,501,992
5.50%, 08/13/14	2,000,000	2,227,712
4.88%, 05/17/17	1,000,000	1,192,033
Freddie Mac
3.75%, 06/28/13	1,000,000	1,038,702
0.40%, 02/27/14 (b)	2,000,000	2,002,244
0.65%, 06/27/14 (b)	1,500,000	1,502,447
3.00%, 07/28/14	1,500,000	1,582,965
1.00%, 07/30/14	1,000,000	1,013,476
0.63%, 12/29/14	2,500,000	2,510,067
1.75%, 09/10/15	500,000	518,685
2.50%, 05/27/16	2,000,000	2,137,840
2.00%, 08/25/16	2,000,000	2,099,564
1.00%, 03/08/17	1,000,000	1,005,607

		43,868,530

U.S. Treasury Obligations 59.4%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,652,032
U.S. Treasury Notes
3.38%, 06/30/13	4,000,000	4,136,408
0.38%, 07/31/13	1,000,000	1,001,836
3.38%, 07/31/13	1,000,000	1,036,680
0.75%, 08/15/13	7,500,000	7,547,752
4.25%, 08/15/13	2,000,000	2,096,876
0.13%, 08/31/13	3,000,000	2,996,838
3.13%, 08/31/13	2,500,000	2,590,235
0.75%, 09/15/13	2,250,000	2,265,030
3.13%, 09/30/13	2,000,000	2,076,798
0.50%, 10/15/13	1,000,000	1,003,633
0.25%, 10/31/13	1,000,000	1,000,235
2.75%, 10/31/13	6,000,000	6,211,878
4.25%, 11/15/13	3,700,000	3,914,774
2.00%, 11/30/13	2,000,000	2,052,188
0.13%, 12/31/13	5,000,000	4,990,040
1.50%, 12/31/13	6,500,000	6,627,465
0.25%, 01/31/14	1,500,000	1,500,000
4.00%, 02/15/14	1,000,000	1,063,516
0.25%, 02/28/14	3,000,000	2,999,766
1.25%, 03/15/14	5,750,000	5,851,752
0.25%, 03/31/14	6,500,000	6,498,986
1.25%, 04/15/14	2,000,000	2,036,406
0.25%, 04/30/14	4,500,000	4,499,473
1.88%, 04/30/14	1,000,000	1,030,469
1.00%, 05/15/14	700,000	709,871
2.25%, 05/31/14	5,000,000	5,196,095
2.63%, 06/30/14	1,250,000	1,311,133
2.63%, 07/31/14	1,000,000	1,050,235
2.38%, 08/31/14	2,475,000	2,589,855
0.25%, 09/15/14	9,000,000	8,990,865
2.38%, 09/30/14	1,600,000	1,677,501
0.50%, 10/15/14	4,500,000	4,521,096
2.38%, 10/31/14	1,000,000	1,049,453
4.25%, 11/15/14	3,000,000	3,287,343
2.13%, 11/30/14	2,000,000	2,089,220
0.25%, 12/15/14	3,000,000	2,994,843
2.63%, 12/31/14	2,500,000	2,647,853
2.25%, 01/31/15	5,000,000	5,252,345
0.25%, 02/15/15	3,000,000	2,992,968
2.38%, 02/28/15	3,000,000	3,165,234
0.38%, 03/15/15	3,400,000	3,402,924
0.38%, 04/15/15	5,300,000	5,304,558

 1

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.50%, 04/30/15	2,500,000	2,653,908
0.25%, 05/15/15	2,000,000	1,994,376
2.13%, 05/31/15	2,500,000	2,630,078
1.88%, 06/30/15	2,350,000	2,456,669
1.75%, 07/31/15	1,500,000	1,563,516
1.25%, 09/30/15	1,000,000	1,027,266
1.25%, 10/31/15	10,000,000	10,273,440
1.38%, 11/30/15	1,000,000	1,031,719
2.13%, 12/31/15	750,000	794,297
2.00%, 01/31/16	335,000	353,451
2.13%, 02/29/16	1,000,000	1,060,547
2.63%, 02/29/16	750,000	808,652
2.25%, 03/31/16	1,000,000	1,066,406
2.38%, 03/31/16	1,500,000	1,605,704
2.00%, 04/30/16	2,000,000	2,114,220
1.75%, 05/31/16	4,000,000	4,193,124
3.25%, 05/31/16	1,000,000	1,106,797
1.50%, 06/30/16	3,500,000	3,634,533
1.50%, 07/31/16	1,100,000	1,142,711
1.00%, 08/31/16	4,500,000	4,581,913
3.00%, 08/31/16	1,000,000	1,101,406
1.00%, 09/30/16	2,000,000	2,035,938
3.13%, 10/31/16	4,500,000	4,992,538
4.63%, 11/15/16	3,500,000	4,117,421
2.75%, 11/30/16	2,500,000	2,736,328
3.25%, 12/31/16	7,500,000	8,384,767
0.88%, 02/28/17	5,000,000	5,058,205
1.00%, 03/31/17	5,750,000	5,847,928
0.88%, 04/30/17	4,500,000	4,548,514
3.13%, 04/30/17	600,000	670,641

		223,501,471

Total U.S. Government and Government Agencies
(Cost $263,670,416)		267,370,001

Foreign Securities 7.7% of net assets

Foreign Agencies 2.4%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	200,000	203,128

Cayman Islands 0.1%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	112,000
2.88%, 02/06/15	300,000	304,012

		416,012

Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
1.38%, 07/15/13 (d)	350,000	353,788
1.38%, 01/13/14 (d)	750,000	759,518
3.50%, 03/10/14 (d)	250,000	262,639
2.63%, 03/03/15 (d)	750,000	788,980
2.63%, 02/16/16 (d)	725,000	766,936
2.00%, 06/01/16 (d)	950,000	984,179
4.88%, 01/17/17 (d)	1,200,000	1,400,643

		5,316,683

Japan 0.3%
Japan Finance Corp.
2.88%, 02/02/15	600,000	631,038
2.25%, 07/13/16	400,000	418,332

		1,049,370

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15	650,000	702,650

Norway 0.0%
Statoilhydro A.S.A.
3.88%, 04/15/14	150,000	158,783

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14 (f)	200,000	218,946
5.88%, 01/14/15	250,000	272,663
4.00%, 01/11/17	400,000	421,339

		912,948

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	210,034

		8,969,608

Foreign Local Government 0.7%

Canada 0.7%
Hydro Quebec
2.00%, 06/30/16	500,000	518,163
Province of Nova Scotia
5.13%, 01/26/17	300,000	353,919
Province of Ontario
1.38%, 01/27/14	450,000	455,835
4.10%, 06/16/14	250,000	267,152
1.88%, 09/15/15	550,000	566,270
2.30%, 05/10/16	300,000	313,364

		2,474,703

Sovereign 1.0%

Brazil 0.1%
Federative Republic of Brazil
10.25%, 06/17/13	550,000	603,625

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	200,000	209,094

Colombia 0.1%
Colombia Government International Bond
7.38%, 01/27/17	300,000	369,300

Italy 0.2%
Republic of Italy
3.13%, 01/26/15	800,000	769,988
4.75%, 01/25/16	100,000	99,284

		869,272

Mexico 0.2%
Mexico (United Mexican States)
5.88%, 01/15/14	125,000	134,625
United Mexican States
6.63%, 03/03/15	125,000	142,313
5.63%, 01/15/17	300,000	345,000

		621,938

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	286,875

Poland 0.1%
Republic of Poland
5.25%, 01/15/14	350,000	367,500

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	500,000	562,850

		3,890,454

Supranational 3.6%
Asian Development Bank
1.63%, 07/15/13	600,000	608,607
2.75%, 05/21/14	150,000	156,789
2.63%, 02/09/15	525,000	554,571
Corp. Andina de Fomento
5.75%, 01/12/17	100,000	112,021
Council of Europe Development Bank
1.50%, 02/22/17	400,000	400,934
European Bank for Reconstruction & Development
1.63%, 09/03/15	600,000	616,093
European Investment Bank
1.88%, 06/17/13	600,000	608,761
3.13%, 06/04/14	750,000	782,991
1.13%, 08/15/14	300,000	302,044
1.63%, 09/01/15	900,000	916,924
2.25%, 03/15/16	500,000	517,029
2.50%, 05/16/16	750,000	783,072
5.13%, 09/13/16	350,000	404,928
4.88%, 01/17/17	700,000	804,902
1.75%, 03/15/17	500,000	505,660
Inter-American Development Bank
3.00%, 04/22/14	1,250,000	1,310,891
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,050,000	1,066,214
2.38%, 05/26/15	500,000	526,184
2.13%, 03/15/16	1,100,000	1,155,605
International Finance Corp.
2.25%, 04/11/16	800,000	848,745
Nordic Investment Bank
3.63%, 06/17/13	650,000	671,525

		13,654,490

Total Foreign Securities
(Cost $28,552,992)		28,989,255

Corporate Bonds 20.1% of net assets

Finance 8.7%

Banking 6.3%
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	205,750
American Express Credit Corp.
5.13%, 08/25/14	500,000	539,331
2.38%, 03/24/17	500,000	507,045
Bank of America Corp.
7.38%, 05/15/14	700,000	755,602
4.50%, 04/01/15	1,050,000	1,074,360
Bank of Montreal
1.75%, 04/29/14	200,000	204,029
Bank of Nova Scotia
3.40%, 01/22/15	275,000	289,694
2.05%, 10/07/15	300,000	308,061
Barclays Bank PLC
5.20%, 07/10/14	500,000	526,448
BB&T Corp.
3.38%, 09/25/13	200,000	206,326
5.20%, 12/23/15	175,000	193,236
3.20%, 03/15/16 (b)	100,000	106,036
BNP Paribas
3.60%, 02/23/16	500,000	499,204
Capital One Financial Corp.
2.15%, 03/23/15	350,000	351,742
Citigroup, Inc.
5.13%, 05/05/14	700,000	734,017
5.00%, 09/15/14	500,000	511,507
4.45%, 01/10/17	1,000,000	1,032,476
Credit Suisse USA, Inc.
5.50%, 08/15/13	600,000	628,138
5.13%, 08/15/15	500,000	546,665
Deutsche Bank AG
3.45%, 03/30/15	250,000	259,355
3.25%, 01/11/16	300,000	306,832
Fifth Third Bancorp
3.63%, 01/25/16	300,000	316,427
HSBC Bank USA
4.63%, 04/01/14	450,000	468,791
JPMorgan Chase & Co.
4.88%, 03/15/14	200,000	208,316
3.45%, 03/01/16	200,000	206,050
3.15%, 07/05/16	1,000,000	1,020,578
KeyCorp
3.75%, 08/13/15	250,000	263,636
Lloyds TSB Bank PLC
4.20%, 03/28/17	200,000	199,947
Merrill Lynch & Co., Inc.
5.45%, 07/15/14	400,000	419,211
6.05%, 05/16/16	350,000	359,916
Morgan Stanley
4.75%, 04/01/14	150,000	148,086
2.88%, 07/28/14	250,000	243,054
5.38%, 10/15/15	500,000	498,432
3.80%, 04/29/16	1,100,000	1,038,985
PNC Funding Corp.
4.25%, 09/21/15	500,000	546,967
Rabobank Nederland
1.85%, 01/10/14	275,000	277,203
3.38%, 01/19/17	150,000	153,876
Royal Bank of Canada
2.63%, 12/15/15	300,000	313,810
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	400,000	399,579
State Street Corp.
2.88%, 03/07/16	300,000	317,317
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	504,418
The Goldman Sachs Group, Inc.
5.15%, 01/15/14	125,000	129,410
6.00%, 05/01/14	350,000	367,958
5.13%, 01/15/15	500,000	515,722
3.30%, 05/03/15	100,000	98,616
5.35%, 01/15/16	475,000	493,830
3.63%, 02/07/16	250,000	246,440
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	259,974
UBS AG
2.25%, 08/12/13	500,000	502,969
Union Bank NA
3.00%, 06/06/16	250,000	263,071
US Bancorp
2.00%, 06/14/13	500,000	507,323
2.20%, 11/15/16 (b)	250,000	256,344

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Wells Fargo & Co.
4.88%, 02/15/14	200,000	209,901
5.00%, 11/15/14	250,000	266,623
4.75%, 02/09/15 (f)	250,000	266,308
5.13%, 09/15/16	1,000,000	1,103,906
Westpac Banking Corp.
4.20%, 02/27/15	500,000	534,747

		23,713,595

Brokerage 0.1%
BlackRock, Inc.
3.50%, 12/10/14	200,000	212,223
Jefferies Group, Inc.
5.50%, 03/15/16	65,000	65,325
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	104,596
TD Ameritrade Holding Co.
4.15%, 12/01/14	150,000	158,764

		540,908

Finance Company 0.8%
General Electric Capital Corp.
2.15%, 01/09/15	1,000,000	1,013,763
2.30%, 04/27/17	1,000,000	997,460
HSBC Finance Corp.
4.75%, 07/15/13	200,000	206,075
5.00%, 06/30/15	400,000	427,211
SLM Corp.
5.38%, 05/15/14	100,000	103,186
6.25%, 01/25/16	250,000	254,375

		3,002,070

Insurance 1.0%
American International Group, Inc.
3.00%, 03/20/15	100,000	101,052
5.05%, 10/01/15	100,000	105,879
4.88%, 09/15/16	350,000	369,447
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	700,000	772,417
Cigna Corp.
2.75%, 11/15/16	500,000	515,545
CNA Financial Corp.
6.50%, 08/15/16	150,000	169,622
Genworth Financial, Inc.
5.75%, 06/15/14 (g)	150,000	153,065
MetLife, Inc.
2.38%, 02/06/14	325,000	332,046
Principal Financial Group, Inc.
7.88%, 05/15/14	200,000	223,148
Prudential Financial, Inc.
5.10%, 09/20/14	400,000	430,796
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	452,642

		3,625,659

Other Financial 0.1%
CME Group, Inc.
5.40%, 08/01/13	250,000	263,404

Real Estate Investment Trust 0.4%
Health Care REIT, Inc.
3.63%, 03/15/16	475,000	485,769
ProLogis LP
7.63%, 08/15/14	500,000	551,297
Simon Property Group LP
5.25%, 12/01/16 (b)	500,000	564,806

		1,601,872

		32,747,508

Industrial 10.0%

Basic Industry 1.0%
Alcoa, Inc.
5.55%, 02/01/17	150,000	165,503
ArcelorMittal USA, Inc.
3.75%, 03/01/16	400,000	398,246
Barrick Gold Corp.
1.75%, 05/30/14	200,000	202,780
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500,000	501,393
EI Du Pont de Nemours & Co.
1.75%, 03/25/14	150,000	153,281
5.25%, 12/15/16	250,000	296,371
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	200,000	198,501
International Paper Co.
5.30%, 04/01/15	150,000	164,484
Monsanto Co.
2.75%, 04/15/16	200,000	212,713
Praxair, Inc.
4.38%, 03/31/14	400,000	426,594
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	150,000	153,644
Rio Tinto Finance USA PLC
1.13%, 03/20/15	250,000	250,473
The Dow Chemical Co.
5.90%, 02/15/15	300,000	336,196
Vale Overseas Ltd.
6.25%, 01/23/17	200,000	226,423

		3,686,602

Capital Goods 0.8%
3M Co.
1.38%, 09/29/16	250,000	255,604
Bemis Co., Inc.
5.65%, 08/01/14	50,000	54,338
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	313,387
Caterpillar Financial Services Corp.
1.38%, 05/20/14	275,000	278,384
2.05%, 08/01/16	400,000	412,341
CRH America, Inc.
5.30%, 10/15/13	200,000	208,976
6.00%, 09/30/16	75,000	82,626
Emerson Electric Co.
5.63%, 11/15/13	100,000	107,229
General Dynamics Corp.
2.25%, 07/15/16	100,000	104,630
Honeywell International, Inc.
3.88%, 02/15/14	100,000	105,528
John Deere Capital Corp.
4.90%, 09/09/13	400,000	420,995
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	102,726
Northrop Grumman Corp.
3.70%, 08/01/14	225,000	237,371
Tyco International Finance S.A.
6.00%, 11/15/13	200,000	214,075

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
United Technologies Corp.
1.80%, 06/01/17 (e)	250,000	253,652
Waste Management, Inc.
5.00%, 03/15/14 (f)	50,000	53,431

		3,205,293

Communications 1.8%
America Movil Sab De CV
2.38%, 09/08/16	250,000	253,523
BellSouth Corp.
5.20%, 12/15/16	750,000	860,574
CBS Corp.
8.20%, 05/15/14	200,000	225,660
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	500,000	537,073
Comcast Corp.
5.30%, 01/15/14	500,000	533,264
Deutsche Telekom International Finance
5.25%, 07/22/13	250,000	261,793
DIRECTV Holdings LLC
4.75%, 10/01/14	100,000	107,791
3.13%, 02/15/16	300,000	312,555
France Telecom S.A.
4.38%, 07/08/14	200,000	210,983
NBCUniversal Media LLC
2.10%, 04/01/14	175,000	178,495
3.65%, 04/30/15	200,000	213,132
News America, Inc.
5.30%, 12/15/14	100,000	109,912
Qwest Corp.
7.50%, 10/01/14	450,000	504,329
Telecom Italia Capital S.A.
5.25%, 10/01/15	400,000	389,000
Telefonica Emisiones S.A.U.
3.73%, 04/27/15	150,000	139,461
3.99%, 02/16/16	275,000	253,949
Time Warner Cable, Inc.
7.50%, 04/01/14	100,000	111,433
3.50%, 02/01/15	150,000	158,884
5.85%, 05/01/17	150,000	174,603
Verizon Communications, Inc.
5.50%, 04/01/17	400,000	470,585
Vodafone Group PLC
4.15%, 06/10/14	175,000	186,068
2.88%, 03/16/16	225,000	236,369
5.63%, 02/27/17	150,000	175,553

		6,604,989

Consumer Cyclical 1.4%
CVS Caremark Corp.
4.88%, 09/15/14	500,000	543,743
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	254,390
eBay, Inc.
1.63%, 10/15/15	125,000	128,262
Ford Motor Credit Co. LLC
8.00%, 06/01/14	500,000	556,670
Ford Motor Credit Co., LLC
3.88%, 01/15/15	500,000	521,156
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	425,000	463,403
Marriott International, Inc.
6.20%, 06/15/16	150,000	171,479
Nordstrom, Inc.
6.75%, 06/01/14	200,000	223,007
PACCAR, Inc.
6.88%, 02/15/14	150,000	165,516
Target Corp.
5.88%, 07/15/16	250,000	297,574
The Walt Disney Co.
0.88%, 12/01/14	150,000	150,255
1.35%, 08/16/16	150,000	151,071
Time Warner, Inc.
3.15%, 07/15/15	300,000	316,433
Toyota Motor Credit Corp.
2.80%, 01/11/16	500,000	527,285
Viacom, Inc.
1.25%, 02/27/15	100,000	99,930
2.50%, 12/15/16	150,000	154,380
Wal-Mart Stores, Inc.
3.20%, 05/15/14	350,000	367,627
2.80%, 04/15/16	225,000	240,345

		5,332,526

Consumer Non-Cyclical 2.6%
Abbott Laboratories
5.88%, 05/15/16	300,000	354,571
Altria Group, Inc.
4.13%, 09/11/15	225,000	245,065
Amgen, Inc.
2.50%, 11/15/16	200,000	205,305
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15	150,000	162,026
2.88%, 02/15/16	475,000	503,397
Boston Scientific Corp.
4.50%, 01/15/15	250,000	267,959
Colgate-Palmolive Co.
1.25%, 05/01/14	125,000	126,797
ConAgra Foods, Inc.
5.88%, 04/15/14	150,000	162,747
Diageo Capital PLC
7.38%, 01/15/14	200,000	220,729
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	250,000	253,100
2.65%, 02/15/17 (c)	1,050,000	1,070,239
General Mills, Inc.
5.25%, 08/15/13	250,000	263,593
Johnson & Johnson
1.20%, 05/15/14	150,000	152,642
2.15%, 05/15/16	50,000	52,726
Kellogg Co.
4.45%, 05/30/16	100,000	110,984
Kraft Foods, Inc.
4.13%, 02/09/16	300,000	326,440
McKesson Corp.
3.25%, 03/01/16	250,000	269,681
Medtronic, Inc.
2.63%, 03/15/16	200,000	211,674
Merck & Co., Inc.
2.25%, 01/15/16	300,000	314,411
Novartis Capital Corp.
4.13%, 02/10/14	350,000	369,984
2.90%, 04/24/15	150,000	159,372
PepsiCo, Inc.
0.88%, 10/25/13	450,000	451,578
Pfizer, Inc.
4.50%, 02/15/14	250,000	267,022
5.35%, 03/15/15	200,000	224,794
Philip Morris International, Inc.
2.50%, 05/16/16	350,000	368,667

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Procter & Gamble Co.
4.95%, 08/15/14	200,000	219,764
1.80%, 11/15/15	250,000	259,551
Reynolds American, Inc.
7.25%, 06/01/13	150,000	159,216
Safeway, Inc.
6.25%, 03/15/14	200,000	215,529
Sanofi
2.63%, 03/29/16	250,000	262,498
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	200,000	202,873
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	250,000	254,175
The Coca-Cola Co.
1.50%, 11/15/15	450,000	461,206
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	250,000	260,443
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	200,000	213,299

		9,624,057

Energy 1.0%
Anadarko Petroleum Corp.
5.95%, 09/15/16	200,000	226,993
Apache Corp.
6.00%, 09/15/13 (f)	100,000	106,541
BP Capital Markets PLC
3.13%, 10/01/15	400,000	421,436
1.85%, 05/05/17	350,000	350,671
Chevron Corp.
3.95%, 03/03/14	100,000	106,091
ConocoPhillips
4.75%, 02/01/14	300,000	319,494
Devon Energy Corp.
1.88%, 05/15/17 (b)	250,000	249,646
Encana Corp.
4.75%, 10/15/13	125,000	130,831
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	263,670
Occidental Petroleum Corp.
1.75%, 02/15/17	300,000	306,196
Phillips 66
2.95%, 05/01/17 (c)	300,000	306,110
Shell International Finance BV
4.00%, 03/21/14	50,000	53,112
3.10%, 06/28/15	300,000	320,135
Total Capital S.A.
3.00%, 06/24/15	300,000	316,132
2.30%, 03/15/16	100,000	103,768
Transocean, Inc.
4.95%, 11/15/15	350,000	378,175

		3,959,001

Technology 1.2%
Agilent Technologies, Inc.
2.50%, 07/15/13	425,000	431,356
5.50%, 09/14/15	100,000	112,475
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	105,357
5.50%, 02/22/16	250,000	290,563
Dell, Inc.
2.30%, 09/10/15	50,000	51,794
Google, Inc.
1.25%, 05/19/14	250,000	253,934
Hewlett-Packard Co.
6.13%, 03/01/14	500,000	537,547
2.63%, 12/09/14	400,000	408,452
2.60%, 09/15/17	300,000	296,414
Intel Corp.
1.95%, 10/01/16	350,000	362,597
International Business Machines Corp.
6.50%, 10/15/13	875,000	945,857
Microsoft Corp.
1.63%, 09/25/15	100,000	103,430
Oracle Corp.
5.25%, 01/15/16	250,000	288,600
Xerox Corp.
4.25%, 02/15/15	150,000	159,351

		4,347,727

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (f)	150,000	164,893
CSX Corp.
6.25%, 04/01/15	250,000	286,083
Ryder System, Inc.
3.15%, 03/02/15	300,000	310,569

		761,545

		37,521,740

Utilities 1.4%

Electric 1.0%
Carolina Power & Light Co.
5.13%, 09/15/13	250,000	264,075
Commonwealth Edison Co.
1.63%, 01/15/14	50,000	50,755
1.95%, 09/01/16 (b)	100,000	102,692
Dominion Resources, Inc.
1.80%, 03/15/14	500,000	508,887
5.15%, 07/15/15	200,000	223,751
Duke Energy Carolinas
5.75%, 11/15/13 (f)	350,000	375,140
Exelon Corp.
4.90%, 06/15/15	400,000	436,675
FirstEnergy Solutions Corp.
4.80%, 02/15/15	250,000	267,749
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	150,000	157,891
3.05%, 03/01/16	150,000	160,257
Pacific Gas & Electric Corp.
6.25%, 12/01/13	300,000	324,333
PSEG Power LLC
5.50%, 12/01/15	150,000	169,088
Southern California Edison Co.
5.75%, 03/15/14	200,000	217,844
The Southern Co.
2.38%, 09/15/15	500,000	518,398

		3,777,535

Natural Gas 0.4%
Energy Transfer Partners LP
5.95%, 02/01/15	200,000	218,553
Enterprise Products Operating LLC
9.75%, 01/31/14	225,000	255,418
5.60%, 10/15/14	150,000	164,980
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	200,000	210,530
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	161,080

6

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Sempra Energy
6.50%, 06/01/16	200,000	238,193
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	106,787
Williams Partners LP
7.25%, 02/01/17	250,000	300,713

		1,656,254

		5,433,789

Total Corporate Bonds
(Cost $74,546,683)		75,703,037

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
California
GO Bonds
3.95%, 11/01/15	350,000	379,943
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	275,460

Total Municipal Bonds
(Cost $655,865)		655,403

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	317,719	317,719

Total Other Investment Company
(Cost $317,719)		317,719

End of Investments

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund	151,585	151,585

Total Collateral Invested for Securities on Loan
(Cost $151,585)		151,585

End of Collateral Invested for Securities on Loan

At 05/31/12, the tax basis cost of the fund’s investments was $367,872,417, and the unrealized appreciation and depreciation were $5,398,559 and ($235,561), respectively, with a net unrealized appreciation of $5,162,998.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,629,449 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	All or a portion of this security is on loan.

GO —	General obligation
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 7

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

8

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies(a)	$—	$267,370,001	$—	$267,370,001
Foreign Securities(a)	—	28,989,255	—	28,989,255
Corporate Bonds(a)	—	75,703,037	—	75,703,037
Municipal Bonds(a)	—	655,403	—	655,403
Other Investment Company(a)	317,719	—	—	317,719

Total	$317,719	$372,717,696	$—	$373,035,415

Other Financial Instruments
Collateral Invested for Securities on Loan	$151,585	$—	$—	$151,585

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG406016MAY12

 9

Schwab Investments
Schwab Premier Income Fund®

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

17.4%		Corporate Bonds	71,417,403	73,765,204
39.7%		Mortgage-Backed Securities	163,011,132	168,157,005
2.4%		Commercial Mortgage Backed Securities	9,699,856	10,381,701
37.0%		U.S. Government and Government Agencies	151,952,572	157,021,667
0.1%		Municipal Bonds	260,699	263,248
4.2%		Foreign Securities	17,325,183	17,816,252
0.5%		Other Investment Company	2,129,563	2,129,563
10.6%		Short-Term Investments	44,998,071	44,998,071

111.9%		Total Investments	460,794,479	474,532,711
(1	.6)%	TBA Sale Commitments	(6,698,438)	(6,675,002)
(10	.3)%	Other Assets and Liabilities, Net		(43,744,554)

100.0%		Net Assets		424,113,155

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 17.4% of net assets

Finance 6.6%

Banking 4.2%
American Express Co.
5.50%, 09/12/16 (f)	500,000	568,729
Bank of America Corp.
7.38%, 05/15/14 (f)	500,000	539,715
5.63%, 10/14/16 (f)	500,000	525,944
7.63%, 06/01/19 (f)	500,000	572,336
Barclays Bank PLC
5.13%, 01/08/20	500,000	537,006
BB&T Corp.
3.95%, 03/22/22 (b)	250,000	262,027
BNP Paribas
5.00%, 01/15/21	300,000	300,296
Capital One Financial Corp.
2.15%, 03/23/15	300,000	301,493
Citigroup, Inc.
5.00%, 09/15/14 (f)	1,250,000	1,278,769
Credit Suisse USA, Inc.
5.30%, 08/13/19 (f)	1,000,000	1,121,240
Deutsche Bank Financial LLC
5.38%, 03/02/15 (f)	500,000	515,875
Fifth Third Bancorp
3.63%, 01/25/16 (f)	600,000	632,855
First Horizon National Corp.
4.50%, 05/15/13	1,000,000	1,007,218
JPMorgan Chase & Co.
3.70%, 01/20/15 (f)	700,000	726,517
4.50%, 01/24/22	1,000,000	1,068,911
Lloyds TSB Bank PLC
4.20%, 03/28/17	800,000	799,786
Macquarie Group Ltd.
6.25%, 01/14/21 (c)	300,000	304,861
Morgan Stanley
4.75%, 04/01/14 (f)	1,000,000	987,242
Rabobank Nederland
2.13%, 10/13/15 (f)	300,000	302,513
Santander Holdings USA, Inc.
4.63%, 04/19/16	100,000	97,438
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	1,000,000	1,010,563
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	1,000,000	1,008,837
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	246,540
3.63%, 02/07/16 (f)	500,000	492,880
6.15%, 04/01/18 (f)	250,000	261,331
The Royal Bank of Scotland PLC
4.38%, 03/16/16	500,000	503,467
UBS AG
4.88%, 08/04/20	500,000	527,516
US Bancorp
3.00%, 03/15/22 (b)	400,000	411,718
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,065,230

		17,978,853

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	313,789

Finance Company 0.6%
Capital One Financial Corp.
4.75%, 07/15/21 (f)	500,000	550,226
General Electric Capital Corp.
1.17%, 04/24/14 (a)	1,000,000	1,001,870
5.63%, 05/01/18 (f)	500,000	568,939
SLM Corp.
7.25%, 01/25/22	350,000	344,324

		2,465,359

Insurance 1.0%
American International Group, Inc.
4.25%, 05/15/13 (a)	503,000	513,331
3.00%, 03/20/15	700,000	707,364
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18 (f)	1,000,000	1,181,967
Cigna Corp.
5.13%, 06/15/20	500,000	556,616
4.00%, 02/15/22 (b)	250,000	260,283
Nationwide Financial Services, Inc.
5.63%, 02/13/15	750,000	790,400

		4,009,961

 1

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Real Estate Investment Trust 0.7%
Reckson Operating Partnership LP
6.00%, 03/31/16	1,000,000	1,064,970
Simon Property Group LP
2.80%, 01/30/17 (b)	300,000	309,050
Ventas Realty LP
3.13%, 11/30/15	500,000	512,542
WEA Finance LLC / WT Finance Aust Pty Ltd.
7.50%, 06/02/14 (c)	1,000,000	1,097,148

		2,983,710

		27,751,672

Industrial 9.4%

Basic Industry 0.6%
Alcoa, Inc.
6.75%, 07/15/18 (f)	500,000	568,787
Arcelormittal
6.13%, 06/01/18	400,000	403,580
Newmont Mining Corp.
3.50%, 03/15/22 (b)	250,000	247,435
Rio Tinto Finance USA PLC
3.50%, 03/22/22	250,000	263,033
The Dow Chemical Co.
7.60%, 05/15/14 (f)	500,000	559,038
Vale Overseas Ltd.
4.38%, 01/11/22	500,000	502,287
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	105,751
Xstrata Canada Financial Corp.
2.85%, 11/10/14 (c)	100,000	102,387

		2,752,298

Capital Goods 1.0%
Allied Waste North America, Inc.
6.88%, 06/01/17 (f)	1,000,000	1,035,045
Caterpillar Financial Services Corp.
1.38%, 05/20/14 (f)	250,000	253,076
General Electric Co.
5.25%, 12/06/17 (f)	500,000	583,851
John Deere Capital Corp.
2.95%, 03/09/15 (f)	500,000	528,928
Lockheed Martin Corp.
2.13%, 09/15/16 (f)	300,000	308,178
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100,000	132,367
United Technologies Corp.
0.74%, 12/02/13 (a)(e)	1,000,000	1,003,862
1.80%, 06/01/17 (e)	500,000	507,305

		4,352,612

Communications 1.8%
America Movil Sab De CV
2.38%, 09/08/16 (f)	750,000	760,570
AT&T, Inc.
0.88%, 02/13/15	1,000,000	997,323
CenturyLink, Inc.
5.80%, 03/15/22	500,000	494,262
Comcast Cable Communications LLC
8.88%, 05/01/17 (f)	500,000	646,948
DIRECTV Holdings LLC
3.55%, 03/15/15	700,000	738,182
NBCUniversal Media LLC
4.38%, 04/01/21 (f)	250,000	275,749
Telecom Italia Capital S.A.
5.25%, 11/15/13	500,000	498,750
Telefonica Emisiones S.A.U.
2.58%, 04/26/13	1,500,000	1,479,802
Time Warner Cable, Inc.
4.00%, 09/01/21 (b)	500,000	522,181
Verizon Communications, Inc.
1.25%, 11/03/14	500,000	505,110
6.35%, 04/01/19	500,000	626,982
4.60%, 04/01/21	250,000	286,953

		7,832,812

Consumer Cyclical 1.3%
Ford Motor Credit Co. LLC
8.00%, 06/01/14	750,000	835,006
2.75%, 05/15/15	1,000,000	1,017,425
International Game Technology
5.50%, 06/15/20	100,000	109,172
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16 (f)	500,000	578,779
3.88%, 01/15/22 (b)	500,000	522,787
Marriott International, Inc.
3.00%, 03/01/19 (b)	500,000	509,918
McDonald’s Corp.
2.63%, 01/15/22 (f)	200,000	204,098
PACCAR, Inc.
6.88%, 02/15/14	200,000	220,688
Target Corp.
6.00%, 01/15/18	500,000	612,637
Time Warner, Inc.
3.15%, 07/15/15	500,000	527,388
Viacom, Inc.
3.88%, 12/15/21	150,000	160,356

		5,298,254

Consumer Non-Cyclical 2.2%
Amgen, Inc.
3.63%, 05/15/22 (b)	250,000	255,550
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19 (f)	750,000	973,093
Boston Scientific Corp.
5.13%, 01/12/17	250,000	273,292
6.00%, 01/15/20	150,000	178,223
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	250,000	253,100
3.90%, 02/15/22 (c)	500,000	519,849
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19	500,000	497,500
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250,000	253,352
Kraft Foods, Inc.
5.38%, 02/10/20	1,000,000	1,184,011
PepsiCo, Inc.
7.90%, 11/01/18	107,000	143,668
Philip Morris International, Inc.
5.65%, 05/16/18 (f)	500,000	602,934
Reynolds American, Inc.
7.63%, 06/01/16	1,000,000	1,208,428
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	750,000	781,285
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	500,000	520,887
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	500,000	533,247

2

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.13%, 08/15/19	1,000,000	1,152,908

		9,331,327

Energy 1.3%
Anadarko Petroleum Corp.
8.70%, 03/15/19	500,000	665,430
BP Capital Markets PLC
1.85%, 05/05/17	750,000	751,437
3.25%, 05/06/22	500,000	508,928
ConocoPhillips
6.00%, 01/15/20 (f)	600,000	764,030
Devon Energy Corp.
1.88%, 05/15/17 (b)	750,000	748,939
Halliburton Co.
6.15%, 09/15/19	150,000	186,840
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	263,670
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	250,000	282,302
Phillips 66
1.95%, 03/05/15 (c)	300,000	303,006
4.30%, 04/01/22 (c)	250,000	260,879
Transocean, Inc.
6.38%, 12/15/21	500,000	575,122

		5,310,583

Technology 0.9%
Google, Inc.
2.13%, 05/19/16 (f)	350,000	366,275
Hewlett-Packard Co.
3.30%, 12/09/16 (f)	500,000	516,639
4.38%, 09/15/21	1,000,000	1,016,739
IBM Corp.
5.70%, 09/14/17	500,000	602,026
Oracle Corp.
3.88%, 07/15/20 (f)	500,000	565,665
Seagate Technology International
10.00%, 05/01/14 (b)(c)	483,000	542,771
Xerox Corp.
2.95%, 03/15/17	250,000	252,274

		3,862,389

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (f)	100,000	109,928
3.60%, 09/01/20 (b)(f)	250,000	266,800
ERAC USA Finance LLC
2.25%, 01/10/14 (c)(f)	575,000	579,133
Union Pacific Corp.
5.75%, 11/15/17	200,000	238,903

		1,194,764

		39,935,039

Utilities 1.4%

Electric 0.9%
Commonwealth Edison Co.
1.63%, 01/15/14	350,000	355,284
1.95%, 09/01/16 (b)	350,000	359,424
Dominion Resources, Inc.
6.40%, 06/15/18 (f)	500,000	611,772
Duke Energy Corp.
5.05%, 09/15/19 (f)	500,000	585,974
Nevada Power Co.
7.13%, 03/15/19 (f)	500,000	644,230
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)(f)	500,000	539,101
Progress Energy, Inc.
3.15%, 04/01/22 (b)	250,000	253,052
The Southern Co.
2.38%, 09/15/15	500,000	518,398

		3,867,235

Natural Gas 0.5%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (f)	250,000	292,852
Energy Transfer Partners LP
8.50%, 04/15/14	401,000	445,391
Enterprise Products Operating LP
3.20%, 02/01/16 (f)	500,000	529,112
Southwest Gas Corp.
3.88%, 04/01/22 (b)	300,000	318,998
Williams Partners LP
7.25%, 02/01/17	300,000	360,855
4.13%, 11/15/20 (b)	250,000	264,050

		2,211,258

		6,078,493

Total Corporate Bonds
(Cost $71,417,403)		73,765,204

Mortgage-Backed Securities 39.7% of net assets

Collateralized Mortgage Obligations 1.6%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)(f)	72,718	74,413
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)(f)	947,367	970,164
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(f)	1,873,451	1,928,130
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(f)	537,477	565,063
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	73,189	75,251
Sequoia Mortgage Trust
4.13%, 02/25/41 (b)	1,864,834	1,913,394
3.50%, 04/25/42 (b)	979,853	1,008,187

		6,534,602

U.S. Government Agency Mortgages 38.1%
Fannie Mae
4.86%, 11/01/12 (b)	359,033	359,177
6.00%, 02/01/15 to 07/01/37 (b)	9,745,935	10,774,079
7.00%, 11/15/16 to 01/01/35 (b)	617,616	722,974
4.50%, 08/01/18 to 09/01/19 (b)	505,744	542,296
6.50%, 12/01/19 to 08/01/26 (b)	500,444	549,363
5.50%, 10/01/22 to 05/01/27 (b)	3,790,662	4,162,987
5.00%, 08/01/23 to 07/01/35 (b)	7,079,710	7,694,550
4.00%, 09/01/40 (b)	7,596,104	8,173,170
Fannie Mae REMICS
4.00%, 10/25/17 (b)	1,111,923	1,122,720

 3

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Fannie Mae TBA
3.50%, 06/01/27 to 06/01/42 (b)	17,000,000	17,903,593
4.00%, 06/01/27 to 06/01/42 (b)	5,800,000	6,166,094
4.50%, 06/01/27 to 06/01/42 (b)	15,000,000	16,088,281
5.00%, 06/01/42 (b)	500,000	541,641
6.00%, 06/01/42 (b)	2,000,000	2,201,875
Freddie Mac
4.50%, 01/01/13 to 12/01/39 (b)	5,199,677	5,547,921
6.50%, 10/01/13 to 04/01/26 (b)	769,335	851,658
6.00%, 06/01/16 to 08/01/22 (b)	492,216	542,716
3.75%, 11/15/17 (b)	394,417	396,622
5.50%, 02/01/23 to 10/01/33 (b)	10,438,183	11,433,011
5.00%, 01/01/24 (b)	918,654	1,005,294
4.00%, 10/01/40 to 10/01/41 (b)	5,346,946	5,686,200
Freddie Mac REMICS
4.00%, 09/15/17 (b)	2,560,916	2,584,277
Freddie Mac TBA
4.00%, 06/01/27 (b)	1,000,000	1,055,156
Ginnie Mae
4.00%, 12/15/24 to 11/15/40 (b)	6,045,061	6,605,673
7.63%, 08/15/28 (b)	172,152	194,426
7.38%, 09/15/28 to 02/15/30 (b)	411,509	480,684
7.13%, 02/15/29 to 03/15/29 (b)	251,227	294,869
7.00%, 04/15/29 to 05/15/29 (b)	248,944	298,768
5.50%, 02/15/33 to 08/20/34 (b)	11,375,336	12,700,921
5.00%, 02/20/33 to 11/15/34 (b)	16,273,363	18,095,171
4.50%, 09/20/41 to 11/20/41 (b)	10,826,797	11,961,354
Ginnie Mae TBA
3.50%, 05/20/42 to 06/01/42 (b)	3,040,000	3,245,195
4.00%, 06/01/42 (b)	1,500,000	1,639,687

		161,622,403

Total Mortgage-Backed Securities
(Cost $163,011,132)		168,157,005

Commercial Mortgage Backed Securities 2.4% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/10/45 (b)(f)	119,833	120,649
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(f)	3,000,000	3,352,947
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.21%, 07/15/44 (a)(b)(f)	2,905,000	2,927,527
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(f)	1,000,000	1,094,435
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)(f)	48,622	48,581
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)(f)	1,356,581	1,362,492
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	83,852	86,657
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)(f)	505,970	510,147
LB-UBS Commercial Mortgage Trust
5.27%, 06/15/29 (a)(b)	100,000	106,527
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)(f)	760,000	771,739

Total Commercial Mortgage Backed Securities
(Cost $9,699,856)		10,381,701

U.S. Government and Government Agencies 37.0% of net assets

U.S. Government Agency Securities 6.0%
Fannie Mae
2.63%, 11/20/14	1,000,000	1,054,408
1.63%, 10/26/15	7,000,000	7,235,613
2.38%, 04/11/16	2,000,000	2,124,780
Federal Farm Credit Bank
3.00%, 09/22/14	1,000,000	1,058,408
Federal Home Loan Bank
0.38%, 01/29/14	6,000,000	6,007,968
Freddie Mac
2.50%, 05/27/16	7,500,000	8,016,900

		25,498,077

U.S. Treasury Obligations 31.0%
U.S. Treasury Notes
1.50%, 12/31/13	8,000,000	8,156,880
1.00%, 01/15/14	5,000,000	5,059,570
0.25%, 01/31/14	8,000,000	8,000,000
0.63%, 07/15/14	4,300,000	4,330,573
2.63%, 07/31/14	1,600,000	1,680,376
2.38%, 09/30/14	1,850,000	1,939,610
2.38%, 10/31/14	3,400,000	3,568,140
4.25%, 11/15/14	5,000,000	5,478,905
2.63%, 12/31/14	3,000,000	3,177,423
0.25%, 01/15/15	5,000,000	4,990,625
0.25%, 02/15/15	1,000,000	997,656
0.25%, 05/15/15	8,000,000	7,977,504
2.00%, 04/30/16	5,000,000	5,285,550
1.75%, 05/31/16	4,600,000	4,822,093
1.50%, 07/31/16	2,550,000	2,649,011
0.88%, 02/28/17	4,000,000	4,046,564
0.88%, 04/30/17	4,000,000	4,043,124
3.13%, 04/30/17	2,250,000	2,514,904
2.38%, 07/31/17	6,800,000	7,365,780
1.88%, 10/31/17	3,000,000	3,174,843
2.88%, 03/31/18	2,000,000	2,234,220
2.38%, 05/31/18	5,000,000	5,443,360
1.75%, 10/31/18	2,000,000	2,103,594
3.75%, 11/15/18	5,000,000	5,901,175
1.38%, 12/31/18	4,500,000	4,626,212
1.38%, 02/28/19	2,750,000	2,823,692
1.25%, 04/30/19	4,000,000	4,065,312
3.50%, 05/15/20	4,500,000	5,291,015
2.63%, 11/15/20	2,000,000	2,211,406
2.13%, 08/15/21	1,250,000	1,321,191
2.00%, 02/15/22	6,000,000	6,243,282

		131,523,590

Total U.S. Government and Government Agencies
(Cost $151,952,572)		157,021,667

4

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Municipal Bonds 0.1% of net assets

Fixed-Rate Obligations 0.1%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	250,000	263,248

Total Municipal Bonds
(Cost $260,699)		263,248

Foreign Securities 4.2% of net assets

Foreign Agencies 1.5%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13 (f)	1,000,000	1,031,303

Cayman Islands 0.4%
Petrobras International Finance Co.
2.88%, 02/06/15	600,000	608,023
5.88%, 03/01/18 (f)	1,000,000	1,109,939

		1,717,962

Germany 0.2%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14 (f)	750,000	787,916

Mexico 0.3%
Petroleos Mexicanos
4.88%, 03/15/15 (f)	500,000	540,500
5.50%, 01/21/21 (f)	500,000	552,500

		1,093,000

Norway 0.2%
Statoil ASA
3.13%, 08/17/17	750,000	807,812

Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17 (f)	1,000,000	1,053,348

		6,491,341

Foreign Local Government 0.3%

Canada 0.3%
Hydro Quebec
2.00%, 06/30/16 (f)	700,000	725,428
Province of British Columbia Canada
2.85%, 06/15/15 (f)	500,000	532,386

		1,257,814

Sovereign 0.9%

Brazil 0.4%
Brazilian Government International Bond
6.00%, 01/17/17 (f)	500,000	588,000
4.88%, 01/22/21	1,000,000	1,141,000

		1,729,000

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	500,000	481,243

Mexico 0.2%
United Mexican States
3.63%, 03/15/22	750,000	774,375

Republic of Korea 0.2%
Republic of Korea
5.13%, 12/07/16 (f)	750,000	844,275

		3,828,893

Supranational 1.5%
European Investment Bank
3.13%, 06/04/14 (f)	2,500,000	2,609,970
2.50%, 05/16/16 (f)	2,000,000	2,088,192
Inter-American Development Bank
1.75%, 08/24/18	1,000,000	1,032,321
International Bank for Reconstruction & Development
1.75%, 07/15/13	500,000	507,721

		6,238,204

Total Foreign Securities
(Cost $17,325,183)		17,816,252

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund	2,129,563	2,129,563

Total Other Investment Company
(Cost $2,129,563)		2,129,563

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 10.6% of net assets

U.S. Treasury Obligations 10.6%
U.S. Treasury Bills
0.06%, 06/07/12 (d)	10,000,000	9,999,903
0.07%, 06/14/12 (d)	5,000,000	4,999,869
0.07%, 06/21/12 (d)	20,000,000	19,999,222
0.08%, 07/12/12 (d)	10,000,000	9,999,077

Total Short-Term Investments
(Cost $44,998,071)		44,998,071

End of Investments

 5

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

At 05/31/12, the tax basis cost of the fund’s investments was $460,814,942 and the unrealized appreciation and depreciation were $13,984,586 and ($266,817), respectively, with a net unrealized appreciation of $13,717,769.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitment 1.6% of net assets

U.S. Government Agency Mortgage 1.6%
Ginnie Mae TBA
5.50%, 06/01/42 (b)	6,000,000	6,675,002

Total TBA Sale Commitment
(Proceeds $6,698,438)		6,675,002

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,973,697 or 1.2% of net assets.
(d)	The rate shown is the purchase yield.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

6

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds(a)	$—	$73,765,204	$—	$73,765,204
Mortgage-Backed Securities(a)	—	168,157,005	—	168,157,005
Commercial Mortgage Backed Securities	—	10,381,701	—	10,381,701
U.S. Government and Government Agencies(a)	—	157,021,667	—	157,021,667
Municipal Bonds(a)	—	263,248	—	263,248
Foreign Securities(a)	—	17,816,252	—	17,816,252
Other Investment Company(a)	2,129,563	—	—	2,129,563
Short-Term Investments(a)	—	44,998,071	—	44,998,071

Total	$2,129,563	$472,403,148	$—	$474,532,711

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitment	$—	($6,675,002)	$—	($6,675,002)

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG406020MAY12

 7

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

30.9%		Mortgage-Backed Securities	284,484,314	299,816,349
20.3%		Corporate Bonds	182,779,895	196,430,113
41.1%		U.S. Government and Government Agencies	370,665,542	398,100,990
1.9%		Commercial Mortgage Backed Securities	16,879,427	18,847,462
0.2%		Asset-Backed Obligations	2,337,979	2,362,371
4.5%		Foreign Securities	41,427,824	43,350,229
1.0%		Municipal Bonds	8,121,255	9,472,399
0.5%		Other Investment Company	4,703,360	4,703,360
6.2%		Short-Term Investments	59,997,019	59,997,019

106.6%		Total Investments	971,396,615	1,033,080,292
0.0%		Collateral Invested for Securities on Loan	119,250	119,250
(6	.6)%	Other Assets and Liabilities, Net		(63,820,232)

100.0%		Net Assets		969,379,310

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 30.9% of net assets

U.S. Government Agency Mortgages 30.9%
Fannie Mae
5.50%, 12/01/13 to 11/01/38 (b)	25,710,413	28,257,604
5.00%, 12/01/17 to 12/01/39 (b)	21,195,617	22,991,888
4.50%, 04/01/18 to 12/01/39 (b)	22,617,415	24,340,983
4.00%, 07/01/18 to 11/01/41 (b)	20,238,487	21,618,582
6.00%, 09/01/24 to 12/01/37 (b)	12,765,363	14,181,829
3.50%, 03/01/26 to 01/01/31 (b)	2,543,085	2,688,001
6.50%, 08/01/26 to 11/01/37 (b)	5,260,174	5,987,278
2.30%, 03/01/34 (a)(b)	1,210,044	1,283,450
2.52%, 03/01/35 (a)(b)	582,410	612,972
3.02%, 08/01/35 (a)(b)	2,032,112	2,140,663
7.00%, 04/01/37 (b)	1,369,867	1,586,929
3.65%, 03/01/40 (a)(b)	695,535	734,885
3.36%, 04/01/40 (a)(b)	698,311	734,846
Fannie Mae TBA
3.50%, 06/01/27 to 06/01/42 (b)	12,000,000	12,637,500
4.00%, 06/01/27 to 06/01/42 (b)	7,000,000	7,447,656
4.50%, 06/01/27 to 06/01/42 (b)	5,500,000	5,900,547
5.00%, 06/01/42 (b)	500,000	541,641
Freddie Mac
6.00%, 04/01/15 to 10/01/38 (b)	3,915,221	4,355,004
4.50%, 06/01/19 to 02/01/40 (b)	15,463,840	16,542,314
5.00%, 06/01/23 to 04/01/40 (b)	9,234,905	9,963,908
4.00%, 07/01/24 to 10/01/41 (b)	11,592,149	12,339,985
3.50%, 07/01/26 to 04/01/42 (b)	5,779,441	6,067,168
2.65%, 05/01/37 (a)(b)	973,886	1,037,455
3.12%, 11/01/37 (a)(b)	1,632,148	1,736,618
5.50%, 10/01/38 to 10/01/39 (b)	1,104,238	1,204,577
3.00%, 05/01/41 (a)(b)	691,245	727,983
Freddie Mac TBA
3.50%, 06/01/27 to 06/01/42 (b)	12,500,000	13,118,203
4.00%, 06/01/27 to 06/01/42 (b)	2,500,000	2,643,828
4.50%, 06/01/42 (b)	3,500,000	3,738,438
5.00%, 06/01/42 (b)	2,500,000	2,692,188
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	10,003,857	11,105,265
4.50%, 05/15/24 to 11/20/41 (b)	18,210,936	20,081,643
3.50%, 02/15/26 to 05/20/42 (b)	1,074,843	1,149,808
4.00%, 06/15/26 to 11/20/41 (b)	10,171,128	11,131,195
6.00%, 05/15/32 to 08/15/38 (b)	2,829,377	3,200,338
5.50%, 04/15/33 to 11/15/38 (b)	5,596,780	6,233,241
7.00%, 06/15/33 (b)	343,275	407,675
6.50%, 10/20/37 to 08/15/39 (b)	1,304,766	1,502,536
3.00%, 10/20/40 to 01/20/41 (a)(b)	974,031	1,026,286
Ginnie Mae TBA
3.50%, 06/01/42 (b)	5,500,000	5,870,547
4.00%, 06/01/42 (b)	2,500,000	2,732,813
4.50%, 06/01/42 (b)	1,500,000	1,646,953
5.00%, 06/01/42 (b)	3,000,000	3,316,876
5.50%, 06/01/42 (b)	500,000	556,250

Total Mortgage-Backed Securities
(Cost $284,484,314)		299,816,349

Corporate Bonds 20.3% of net assets

Finance 6.6%

Banking 4.3%
American Express Bank
7.00%, 03/19/18 (h)	300,000	369,684
American Express Co.
6.80%, 09/01/66 (a)(b)(h)	500,000	514,375
American Express Credit Corp.
2.38%, 03/24/17 (h)	800,000	811,273
Bank of America Corp.
4.50%, 04/01/15 (h)	400,000	409,280
5.63%, 10/14/16 (h)	500,000	525,944
5.65%, 05/01/18 (h)	1,000,000	1,042,950
5.00%, 05/13/21 (h)	1,750,000	1,759,341
6.00%, 10/15/36 (h)	1,000,000	983,326
Bank of Nova Scotia
2.38%, 12/17/13 (h)	200,000	204,942
3.40%, 01/22/15 (h)	100,000	105,343
Barclays Bank PLC
5.00%, 09/22/16 (h)	450,000	485,165
6.75%, 05/22/19 (h)	100,000	115,355

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
BB&T Capital Trust IV
6.82%, 06/12/57 (a)(b)(h)	500,000	504,375
BB&T Corp.
3.95%, 03/22/22 (b)(h)	200,000	209,622
BNP Paribas
3.60%, 02/23/16	300,000	299,523
5.00%, 01/15/21 (h)	250,000	250,247
Capital One Financial Corp.
2.15%, 03/23/15	100,000	100,498
6.15%, 09/01/16	650,000	728,556
Citigroup, Inc.
6.38%, 08/12/14 (h)	1,550,000	1,663,184
4.45%, 01/10/17	500,000	516,238
6.00%, 08/15/17 (h)	700,000	759,735
4.50%, 01/14/22	900,000	925,040
6.13%, 08/25/36	250,000	247,574
5.88%, 01/30/42	250,000	266,976
Credit Suisse USA, Inc.
5.50%, 05/01/14 (h)	1,050,000	1,116,301
5.30%, 08/13/19	650,000	728,806
Deutsche Bank AG
6.00%, 09/01/17	450,000	511,583
Fifth Third Bancorp
3.63%, 01/25/16	300,000	316,427
8.25%, 03/01/38	200,000	283,347
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	183,552
HSBC Bank USA
5.88%, 11/01/34 (h)	500,000	521,186
HSBC Holdings PLC
7.63%, 05/17/32	150,000	173,288
JPMorgan Chase & Co.
3.70%, 01/20/15	1,200,000	1,245,458
6.00%, 01/15/18	1,000,000	1,123,882
4.25%, 10/15/20 (h)	1,000,000	1,038,840
6.80%, 10/01/37	1,500,000	1,511,400
5.50%, 10/15/40	100,000	106,864
Key Bank NA
5.80%, 07/01/14	350,000	377,669
Lloyds TSB Bank PLC
4.20%, 03/28/17	500,000	499,867
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	450,000	495,078
Morgan Stanley
6.00%, 05/13/14	1,000,000	1,017,835
5.45%, 01/09/17	1,200,000	1,173,527
6.63%, 04/01/18	500,000	508,125
7.30%, 05/13/19	250,000	259,532
6.25%, 08/09/26	250,000	239,445
National City Corp.
6.88%, 05/15/19	100,000	122,894
PNC Funding Corp.
4.25%, 09/21/15	600,000	656,360
Rabobank Nederland
2.13%, 10/13/15	200,000	201,675
3.38%, 01/19/17	350,000	359,044
4.50%, 01/11/21	300,000	318,326
Royal Bank of Canada
2.63%, 12/15/15	500,000	523,018
Royal Bank of Scotland Group PLC
3.95%, 09/21/15	700,000	698,636
6.13%, 01/11/21	250,000	267,197
State Street Corp.
2.88%, 03/07/16	350,000	370,203
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	504,419
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	300,000	295,847
3.63%, 02/07/16 (h)	1,400,000	1,380,063
5.63%, 01/15/17	250,000	256,711
5.95%, 01/18/18	1,000,000	1,045,728
5.95%, 01/15/27	450,000	439,888
6.75%, 10/01/37	800,000	789,204
UBS AG
3.88%, 01/15/15	950,000	981,436
5.88%, 12/20/17	150,000	165,065
US Bancorp
2.20%, 11/15/16 (b)	750,000	769,032
3.00%, 03/15/22 (b)	200,000	205,859
Wachovia Bank NA
4.88%, 02/01/15	1,600,000	1,704,390
6.60%, 01/15/38	250,000	314,096
Wells Fargo & Co.
5.63%, 12/11/17 (h)	700,000	813,048
Wells Fargo Capital X
5.95%, 12/15/36 (a)	200,000	201,226
Westpac Banking Corp.
2.10%, 08/02/13	300,000	304,169
4.20%, 02/27/15	550,000	588,222

		41,506,314

Brokerage 0.1%
BlackRock, Inc.
3.50%, 12/10/14 (h)	200,000	212,223
5.00%, 12/10/19 (h)	300,000	345,869
Jefferies Group, Inc.
5.50%, 03/15/16	125,000	125,625
6.45%, 06/08/27	75,000	70,125
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	156,894
6.70%, 03/04/20	200,000	221,530
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	211,685

		1,343,951

Finance Company 0.7%
General Electric Capital Corp.
2.15%, 01/09/15	250,000	253,441
5.00%, 01/08/16	1,000,000	1,108,405
2.30%, 04/27/17	1,000,000	997,460
5.63%, 09/15/17	200,000	228,746
5.63%, 05/01/18	650,000	739,621
4.38%, 09/16/20	300,000	324,204
5.30%, 02/11/21	150,000	167,264
6.75%, 03/15/32	600,000	740,208
6.88%, 01/10/39	150,000	192,646
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	370,000
HSBC Finance Corp.
4.75%, 07/15/13	308,000	317,355
5.00%, 06/30/15	82,000	87,578
5.50%, 01/19/16	200,000	217,070
SLM Corp.
5.38%, 05/15/14	500,000	515,932

		6,259,930

Insurance 1.1%
Aetna, Inc.
3.95%, 09/01/20 (h)	600,000	650,664

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
American International Group, Inc.
3.00%, 03/20/15 (h)	200,000	202,104
5.60%, 10/18/16 (h)	925,000	1,003,956
6.40%, 12/15/20 (h)	150,000	168,585
Berkshire Hathaway, Inc.
3.20%, 02/11/15 (h)	700,000	743,814
4.25%, 01/15/21 (h)	500,000	551,297
Chubb Corp.
5.75%, 05/15/18	400,000	491,348
6.00%, 05/11/37	100,000	130,766
Cigna Corp.
2.75%, 11/15/16 (h)	500,000	515,545
4.00%, 02/15/22 (b)	500,000	520,567
CNA Financial Corp.
7.35%, 11/15/19	625,000	738,551
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	319,744
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	219,773
6.00%, 01/15/19	100,000	107,573
Lincoln National Corp.
6.25%, 02/15/20	300,000	341,008
MetLife, Inc.
6.82%, 08/15/18	600,000	728,741
4.75%, 02/08/21	200,000	220,840
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	216,552
4.50%, 11/16/21	550,000	581,877
5.80%, 11/16/41	850,000	907,415
The Allstate Corp.
7.45%, 05/16/19 (h)	425,000	546,956
Travelers Co., Inc.
5.90%, 06/02/19	300,000	375,875
6.75%, 06/20/36	150,000	204,953
UnitedHealth Group, Inc.
5.80%, 03/15/36	350,000	423,412

		10,911,916

Other Financial 0.0%
CME Group, Inc.
5.40%, 08/01/13	350,000	368,766

Real Estate Investment Trust 0.4%
Boston Properties LP
4.13%, 05/15/21 (h)	300,000	316,648
Digital Realty Trust LP
5.88%, 02/01/20	350,000	388,867
Duke Realty LP
7.38%, 02/15/15	400,000	447,197
HCP, Inc.
6.70%, 01/30/18	500,000	584,318
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	409,069
Kimco Realty Corp.
4.30%, 02/01/18	250,000	264,845
ProLogis, Inc.
6.63%, 05/15/18	337,000	390,620
Regency Centers LP
4.80%, 04/15/21	150,000	160,316
Simon Property Group LP
5.25%, 12/01/16 (b)	300,000	338,883
2.80%, 01/30/17 (b)	200,000	206,034
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	104,700

		3,611,497

		64,002,374

Industrial 11.4%

Basic Industry 1.1%
Alcoa, Inc.
5.55%, 02/01/17 (h)	300,000	331,007
5.87%, 02/23/22 (h)	750,000	788,760
5.90%, 02/01/27 (h)	450,000	466,304
ArcelorMittal
9.00%, 02/15/15 (h)	500,000	562,308
9.85%, 06/01/19 (h)	150,000	177,820
7.00%, 10/15/39 (h)	250,000	241,368
Barrick Gold Corp.
6.95%, 04/01/19 (h)	500,000	623,271
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14 (h)	500,000	502,720
3.25%, 11/21/21 (h)	200,000	209,555
4.13%, 02/24/42 (h)	250,000	255,744
CF Industries Holdings, Inc.
7.13%, 05/01/20 (h)	400,000	485,000
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	150,000	156,418
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	750,000	831,521
International Paper Co.
7.40%, 06/15/14	300,000	333,360
7.95%, 06/15/18	100,000	125,758
7.30%, 11/15/39	400,000	501,894
Lubrizol Corp.
8.88%, 02/01/19	200,000	279,884
Monsanto Co.
2.75%, 04/15/16	100,000	106,357
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	240,596
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	475,962
Praxair, Inc.
4.38%, 03/31/14	350,000	373,270
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	263,121
7.13%, 07/15/28	200,000	275,670
4.75%, 03/22/42 (b)	500,000	549,002
The Dow Chemical Co.
7.60%, 05/15/14	200,000	223,615
4.13%, 11/15/21 (b)	350,000	368,061
7.38%, 11/01/29	325,000	432,809
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	376,715
6.88%, 11/10/39	400,000	462,671
Valspar Corp.
4.20%, 01/15/22 (b)	150,000	158,627

		11,179,168

Capital Goods 1.0%
Allied Waste North America, Inc.
6.88%, 06/01/17 (h)	500,000	517,522
Black & Decker Corp.
8.95%, 04/15/14 (h)	250,000	284,095
Boeing Capital Corp.
3.25%, 10/27/14 (h)	550,000	582,283

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Boeing Co.
6.88%, 03/15/39 (h)	200,000	298,666
Caterpillar Financial Services Corp.
6.13%, 02/17/14	200,000	217,691
5.85%, 09/01/17 (h)	900,000	1,081,174
CRH America, Inc.
5.30%, 10/15/13	200,000	208,976
Deere & Co.
5.38%, 10/16/29	550,000	700,580
General Electric Co.
5.25%, 12/06/17	1,000,000	1,167,702
Honeywell International, Inc.
5.00%, 02/15/19	500,000	602,045
5.38%, 03/01/41	400,000	494,052
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	184,101
Joy Global, Inc.
6.00%, 11/15/16	150,000	171,782
L-3 Communications Corp.
4.75%, 07/15/20	250,000	269,057
Lockheed Martin Corp.
4.25%, 11/15/19	100,000	112,579
6.15%, 09/01/36	200,000	252,109
5.50%, 11/15/39	100,000	116,506
Raytheon Co.
3.13%, 10/15/20	200,000	210,844
4.88%, 10/15/40	250,000	275,949
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	250,000	330,918
United Technologies Corp.
1.80%, 06/01/17 (g)	250,000	253,652
6.13%, 02/01/19	500,000	621,043
4.50%, 06/01/42 (g)	500,000	537,769
Waste Management, Inc.
7.00%, 07/15/28	200,000	270,973

		9,762,068

Communications 2.2%
America Movil, S.A.B. de CV
5.00%, 10/16/19 (h)	450,000	507,195
AT&T Corp.
8.00%, 11/15/31 (a)(h)	800,000	1,191,206
AT&T, Inc.
0.88%, 02/13/15 (h)	250,000	249,331
3.00%, 02/15/22 (h)	500,000	510,776
5.35%, 09/01/40 (h)	275,000	311,089
CBS Corp.
5.75%, 04/15/20 (h)	275,000	321,409
7.88%, 07/30/30	325,000	434,092
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	650,000	698,196
CenturyLink, Inc.
5.15%, 06/15/17	1,000,000	1,029,170
7.65%, 03/15/42	500,000	477,858
Comcast Corp.
5.30%, 01/15/14	500,000	533,264
5.90%, 03/15/16	600,000	693,599
6.50%, 11/15/35	175,000	216,816
Deutsche Telekom International Finance BV
6.00%, 07/08/19	650,000	775,776
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	520,926
6.00%, 08/15/40 (b)	350,000	384,960
Discovery Communications, Inc.
5.63%, 08/15/19	200,000	235,080
France Telecom S.A.
4.38%, 07/08/14	225,000	237,356
8.50%, 03/01/31 (a)	200,000	275,653
5.38%, 01/13/42	100,000	104,298
Grupo Televisa S.A.
6.63%, 03/18/25	400,000	488,102
NBCUniversal Media LLC
3.65%, 04/30/15	525,000	559,472
4.38%, 04/01/21	275,000	303,324
5.95%, 04/01/41	150,000	179,371
New Cingular Wireless Services, Inc.
8.75%, 03/01/31 (h)	400,000	617,586
News America, Inc.
5.30%, 12/15/14	250,000	274,780
6.40%, 12/15/35	250,000	285,185
6.15%, 03/01/37	600,000	678,591
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	1,012,118
TCI Communication, Inc.
7.13%, 02/15/28	350,000	448,810
Telecom Italia Capital S.A.
5.25%, 11/15/13	500,000	498,750
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	100,000	98,348
5.13%, 04/27/20	400,000	354,060
7.05%, 06/20/36	100,000	88,977
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	698,413
8.25%, 04/01/19	200,000	261,376
6.75%, 06/15/39	400,000	489,986
Time Warner Entertainment Co. LP
8.38%, 07/15/33	150,000	207,643
Verizon Communications, Inc.
4.60%, 04/01/21 (h)	1,200,000	1,377,373
5.85%, 09/15/35	650,000	798,097
6.40%, 02/15/38	400,000	515,608
Vodafone Group PLC
4.63%, 07/15/18	825,000	944,125

		20,888,145

Consumer Cyclical 1.4%
CVS Caremark Corp.
3.25%, 05/18/15	600,000	634,571
4.75%, 05/18/20 (b)	425,000	487,138
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	254,390
eBay, Inc.
1.63%, 10/15/15	400,000	410,437
Ford Motor Co.
7.45%, 07/16/31	250,000	326,875
Ford Motor Credit Co., LLC
3.88%, 01/15/15	750,000	781,733
6.63%, 08/15/17	500,000	581,220
Historic TW, Inc.
6.88%, 06/15/18	600,000	739,422
Home Depot, Inc.
4.40%, 04/01/21 (b)	350,000	402,495
5.88%, 12/16/36	150,000	189,800
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	300,000	302,863
4.65%, 04/15/42 (b)	200,000	210,846
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	500,000	545,180
6.90%, 04/01/29	200,000	236,748
5.13%, 01/15/42 (b)	500,000	523,543

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	356,942
McDonald’s Corp.
2.63%, 01/15/22	600,000	612,295
3.70%, 02/15/42	250,000	245,911
Nordstrom, Inc.
6.25%, 01/15/18	300,000	364,769
PACCAR, Inc.
6.88%, 02/15/14	750,000	827,582
Target Corp.
6.35%, 11/01/32	625,000	829,350
The Walt Disney Co.
5.63%, 09/15/16	450,000	531,852
4.13%, 12/01/41	100,000	105,514
Time Warner, Inc.
4.88%, 03/15/20	400,000	451,518
5.38%, 10/15/41	100,000	108,631
Toyota Motor Credit Corp.
3.40%, 09/15/21	500,000	532,560
VF Corp.
6.45%, 11/01/37	50,000	66,590
Viacom, Inc.
3.88%, 12/15/21	200,000	213,808
6.88%, 04/30/36	250,000	325,755
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	366,025
3.25%, 10/25/20	325,000	348,813
5.88%, 04/05/27	275,000	350,242
5.25%, 09/01/35	100,000	118,930
6.50%, 08/15/37	150,000	206,152
6.20%, 04/15/38	125,000	166,797

		13,757,297

Consumer Non-Cyclical 2.8%
Abbott Laboratories
4.13%, 05/27/20 (h)	225,000	258,217
6.00%, 04/01/39 (h)	375,000	496,018
Altria Group, Inc.
9.70%, 11/10/18 (h)	500,000	688,398
9.95%, 11/10/38 (h)	200,000	320,360
AmerisourceBergen Corp.
3.50%, 11/15/21 (b)(h)	500,000	527,997
Amgen, Inc.
2.50%, 11/15/16 (h)	500,000	513,264
5.70%, 02/01/19 (h)	500,000	588,300
3.63%, 05/15/22 (b)	500,000	511,100
Anheuser-Busch Cos., Inc.
6.80%, 08/20/32 (h)	600,000	829,050
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14 (h)	175,000	193,258
4.38%, 02/15/21 (h)	150,000	173,182
8.20%, 01/15/39 (h)	150,000	246,546
Archer-Daniels-Midland Co.
4.48%, 03/01/21 (a)(h)	300,000	351,605
Covidien International Finance
6.00%, 10/15/17	400,000	484,001
Diageo Capital PLC
7.38%, 01/15/14	750,000	827,734
Express Scripts Holding Co.
2.10%, 02/12/15 (c)(h)	500,000	506,199
2.65%, 02/15/17 (c)(h)	250,000	254,819
4.75%, 11/15/21 (c)(h)	450,000	496,993
6.13%, 11/15/41 (c)(h)	250,000	303,194
Genentech, Inc.
5.25%, 07/15/35	350,000	424,416
General Mills, Inc.
5.70%, 02/15/17	500,000	593,463
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	549,114
HJ Heinz Co.
5.35%, 07/15/13	500,000	526,023
Hospira, Inc.
6.05%, 03/30/17	230,000	260,091
Johnson & Johnson
4.95%, 05/15/33	100,000	121,866
4.85%, 05/15/41	300,000	378,297
Kellogg Co.
7.45%, 04/01/31	250,000	345,618
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	439,760
Koninklijke Philips Electronics NV
5.00%, 03/15/42	300,000	322,285
Kraft Foods, Inc.
4.13%, 02/09/16 (h)	850,000	924,914
5.38%, 02/10/20	750,000	888,008
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	118,683
Mead Johnson Nutrition Co.
3.50%, 11/01/14	300,000	312,593
Merck & Co., Inc.
5.00%, 06/30/19	500,000	603,362
3.88%, 01/15/21 (b)	700,000	797,103
PepsiCo, Inc.
5.00%, 06/01/18	350,000	411,036
4.88%, 11/01/40	500,000	572,733
Pfizer, Inc.
5.35%, 03/15/15	350,000	393,389
6.20%, 03/15/19	500,000	631,928
7.20%, 03/15/39	250,000	381,723
Philip Morris International, Inc.
2.90%, 11/15/21	600,000	619,817
Procter & Gamble Co.
4.95%, 08/15/14	750,000	824,114
4.70%, 02/15/19	650,000	777,195
Reynolds American, Inc.
7.25%, 06/01/13	150,000	159,216
6.75%, 06/15/17	100,000	120,565
7.25%, 06/15/37	50,000	63,084
Safeway, Inc.
6.25%, 03/15/14	250,000	269,412
7.25%, 02/01/31	150,000	168,288
Sanofi
2.63%, 03/29/16	300,000	314,998
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	250,000	260,429
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16	250,000	286,489
6.15%, 02/01/36	350,000	452,184
The Coca-Cola Co.
3.15%, 11/15/20 (h)	1,150,000	1,239,747
The Kroger Co.
3.90%, 10/01/15	200,000	216,675
3.40%, 04/15/22 (b)	150,000	149,311
5.40%, 07/15/40 (b)	50,000	53,298
Thermo Fisher Scientific
3.20%, 03/01/16	1,000,000	1,071,950
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	300,000	319,948
6.13%, 08/15/19	500,000	576,454

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	491,356

		27,001,170

Energy 1.5%
Anadarko Petroleum Corp.
8.70%, 03/15/19 (h)	500,000	665,430
6.45%, 09/15/36 (h)	100,000	117,239
Apache Corp.
6.90%, 09/15/18 (h)	150,000	189,262
6.00%, 01/15/37 (h)	150,000	191,654
Baker Hughes, Inc.
7.50%, 11/15/18 (h)	300,000	396,207
5.13%, 09/15/40 (h)	150,000	174,976
BP Capital Markets PLC
5.25%, 11/07/13 (h)	850,000	901,616
1.85%, 05/05/17 (h)	150,000	150,287
3.25%, 05/06/22 (h)	500,000	508,928
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	293,531
6.25%, 03/15/38	200,000	248,037
Chevron Corp.
3.95%, 03/03/14	225,000	238,704
ConocoPhillips
6.50%, 02/01/39	200,000	275,670
Devon Energy Corp.
4.75%, 05/15/42 (b)	500,000	525,146
Devon Financing Corp ULC
7.88%, 09/30/31	200,000	286,095
Encana Corp.
5.80%, 05/01/14	500,000	541,307
Halliburton Co.
7.45%, 09/15/39	225,000	326,719
Hess Corp.
7.30%, 08/15/31 (h)	500,000	637,766
Nabors Industries, Inc.
6.15%, 02/15/18	350,000	406,404
Nexen, Inc.
6.20%, 07/30/19	125,000	147,878
5.88%, 03/10/35	300,000	312,802
Noble Energy, Inc.
8.25%, 03/01/19	100,000	129,297
6.00%, 03/01/41 (b)	250,000	286,122
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	224,005
Phillips 66
1.95%, 03/05/15 (c)	100,000	101,002
5.88%, 05/01/42 (c)	350,000	374,885
Shell International Finance BV
5.20%, 03/22/17	700,000	825,301
6.38%, 12/15/38	250,000	346,933
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	614,226
Tosco Corp.
7.80%, 01/01/27	850,000	1,184,950
Total Capital S.A.
2.30%, 03/15/16	150,000	155,652
4.13%, 01/28/21	350,000	393,249
Transocean, Inc.
6.00%, 03/15/18	300,000	338,489
Valero Energy Corp.
6.13%, 06/15/17	250,000	290,832
10.50%, 03/15/39	200,000	303,233
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	518,762
XTO Energy, Inc.
6.75%, 08/01/37 (h)	300,000	481,470

		14,104,066

Technology 1.0%
Agilent Technologies, Inc.
6.50%, 11/01/17 (h)	550,000	665,372
Cisco Systems, Inc.
5.50%, 02/22/16	850,000	987,913
4.45%, 01/15/20 (h)	550,000	636,486
Hewlett-Packard Co.
6.13%, 03/01/14	1,750,000	1,881,416
2.60%, 09/15/17	300,000	296,414
4.65%, 12/09/21	350,000	363,496
6.00%, 09/15/41	150,000	163,806
Intel Corp.
1.95%, 10/01/16	500,000	517,996
International Business Machines Corp.
7.63%, 10/15/18 (h)	700,000	933,822
5.60%, 11/30/39	500,000	661,769
Microsoft Corp.
2.95%, 06/01/14	650,000	681,729
Oracle Corp.
3.75%, 07/08/14	800,000	852,801
5.38%, 07/15/40	400,000	489,066
Xerox Corp.
4.25%, 02/15/15	150,000	159,351

		9,291,437

Transportation 0.4%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17 (h)	300,000	352,373
CSX Corp.
3.70%, 10/30/20 (b)	500,000	531,741
4.40%, 03/01/43 (b)	500,000	488,266
FedEx Corp.
8.00%, 01/15/19	200,000	266,136
Norfolk Southern Corp.
5.90%, 06/15/19	500,000	613,820
Ryder System, Inc.
3.15%, 03/02/15	400,000	414,093
Southwest Airlines Co.
5.25%, 10/01/14	500,000	536,196
Union Pacific Corp.
4.16%, 07/15/22 (b)	500,000	562,269
United Parcel Service, Inc.
6.20%, 01/15/38	200,000	274,399

		4,039,293

		110,022,644

Utilities 2.3%

Electric 1.6%
Alabama Power Co.
4.10%, 01/15/42 (h)	100,000	102,038
Appalachian Power Co.
6.38%, 04/01/36 (h)	100,000	126,504
7.00%, 04/01/38 (h)	300,000	411,416
Commonwealth Edison Co.
1.63%, 01/15/14	400,000	406,039
1.95%, 09/01/16 (b)	500,000	513,462
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35	650,000	781,709
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	512,861

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.25%, 08/01/33 (b)	500,000	597,246
Duke Energy Carolinas LLC
4.30%, 06/15/20	1,000,000	1,153,360
6.45%, 10/15/32	350,000	469,115
Exelon Generation Co., LLC
5.20%, 10/01/19	200,000	225,153
First Energy Corp.
7.38%, 11/15/31	450,000	574,535
Florida Power & Light Co.
6.20%, 06/01/36	500,000	683,705
Florida Power Corp.
4.55%, 04/01/20	750,000	869,864
Georgia Power Co.
4.75%, 09/01/40	200,000	223,704
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (h)	500,000	534,190
Ohio Edison Co.
8.25%, 10/15/38	500,000	780,020
Pacific Gas & Electric Co.
4.80%, 03/01/14	156,000	166,497
3.50%, 10/01/20 (b)	200,000	215,640
6.05%, 03/01/34	300,000	384,018
5.80%, 03/01/37	400,000	502,014
Pacificorp
5.65%, 07/15/18	250,000	301,521
5.50%, 01/15/19	250,000	301,265
6.00%, 01/15/39	500,000	663,630
PSEG Power LLC
5.13%, 04/15/20	150,000	169,311
8.63%, 04/15/31	500,000	744,308
Public Service Co. of Colorado
5.50%, 04/01/14	250,000	271,730
San Diego Gas & Electric Co.
4.50%, 08/15/40	550,000	632,710
4.30%, 04/01/42 (b)	100,000	111,903
Southern California Edison Co.
5.75%, 03/15/14	350,000	381,228
4.50%, 09/01/40	375,000	420,758
The Southern Co.
2.38%, 09/15/15	800,000	829,437
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	104,986

		15,165,877

Natural Gas 0.7%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	500,000	618,067
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	236,374
5.20%, 02/01/22 (b)	700,000	741,352
Enterprise Products Operating LP
6.30%, 09/15/17	700,000	833,587
4.85%, 08/15/42 (b)	250,000	250,298
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	485,616
6.95%, 01/15/38	250,000	297,833
National Grid PLC
6.30%, 08/01/16	100,000	115,999
ONEOK Partners LP
6.65%, 10/01/36	250,000	301,967
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	268,467
Sempra Energy
6.15%, 06/15/18	500,000	604,795
Southern Natural Gas Co.
5.90%, 04/01/17 (c)(h)	575,000	665,581
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	106,333
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	409,473
6.20%, 10/15/37	150,000	193,959
Williams Partners LP
7.25%, 02/01/17	250,000	300,713
4.13%, 11/15/20 (b)	500,000	528,099

		6,958,513

Other Utilities 0.0%
Veolia Environnment
6.00%, 06/01/18	250,000	280,705

		22,405,095

Total Corporate Bonds
(Cost $182,779,895)		196,430,113

U.S. Government and Government Agencies 41.1% of net assets

U.S. Government Agency Securities 5.3%
Egypt Government AID Bonds
4.45%, 09/15/15 (h)	1,000,000	1,122,166
Fannie Mae
1.50%, 06/26/13	2,000,000	2,027,502
1.00%, 09/23/13	2,500,000	2,523,655
0.75%, 12/06/13	250,000	250,010
2.75%, 02/05/14	2,250,000	2,345,002
0.85%, 10/24/14 (b)	3,750,000	3,756,997
0.50%, 05/27/15	1,000,000	999,025
4.38%, 10/15/15	2,000,000	2,251,152
1.25%, 09/28/16	3,000,000	3,049,488
5.38%, 06/12/17	1,000,000	1,215,560
6.63%, 11/15/30	500,000	764,254
Federal Farm Credit Bank
0.33%, 02/03/14 (b)	1,000,000	999,347
4.88%, 01/17/17	500,000	590,621
Federal Home Loan Bank
0.50%, 08/28/13	1,000,000	1,003,170
3.63%, 10/18/13	2,500,000	2,615,107
0.38%, 11/27/13	750,000	751,124
0.38%, 01/29/14	1,750,000	1,752,324
5.50%, 08/13/14	1,000,000	1,113,856
5.38%, 05/18/16	1,000,000	1,183,369
5.00%, 11/17/17	1,000,000	1,212,631
5.38%, 05/15/19	500,000	628,185
5.50%, 07/15/36	500,000	690,574
Freddie Mac
0.38%, 10/30/13	1,000,000	1,003,132
0.65%, 06/27/14 (b)	2,000,000	2,003,262
3.00%, 07/28/14	2,500,000	2,638,275
1.00%, 07/30/14	1,000,000	1,013,476
0.63%, 12/29/14	2,500,000	2,510,067
4.75%, 11/17/15	2,000,000	2,282,630
2.00%, 08/25/16	1,000,000	1,049,782
1.60%, 11/02/16 (b)	750,000	753,728
4.88%, 06/13/18	2,000,000	2,427,728
2.38%, 01/13/22	1,500,000	1,546,979
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,225,355

		51,299,533

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligations 35.8%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,262,891
8.13%, 08/15/19	1,000,000	1,496,094
6.00%, 02/15/26	4,000,000	5,936,876
6.13%, 11/15/27	1,000,000	1,534,375
5.25%, 02/15/29	1,250,000	1,791,798
6.25%, 05/15/30	1,000,000	1,603,125
5.38%, 02/15/31	500,000	740,235
4.50%, 02/15/36	1,500,000	2,046,797
4.75%, 02/15/37	850,000	1,204,211
5.00%, 05/15/37	1,000,000	1,466,875
4.38%, 02/15/38	1,000,000	1,348,906
4.50%, 05/15/38	1,000,000	1,375,156
3.50%, 02/15/39	1,000,000	1,177,031
4.25%, 05/15/39	1,500,000	1,992,891
4.50%, 08/15/39	500,000	690,157
4.38%, 11/15/39	500,000	677,578
4.63%, 02/15/40	2,500,000	3,518,750
4.38%, 05/15/40	1,750,000	2,373,710
3.88%, 08/15/40	6,300,000	7,891,733
4.25%, 11/15/40	1,650,000	2,196,305
4.75%, 02/15/41	1,450,000	2,083,695
4.38%, 05/15/41	1,250,000	1,698,243
3.75%, 08/15/41	2,000,000	2,453,438
3.13%, 11/15/41	2,285,000	2,498,862
3.13%, 02/15/42	2,500,000	2,733,985
U.S. Treasury Notes
0.38%, 07/31/13	15,000,000	15,027,540
3.38%, 07/31/13	2,000,000	2,073,360
0.75%, 08/15/13	3,750,000	3,773,876
4.25%, 08/15/13	2,000,000	2,096,876
0.75%, 09/15/13	4,500,000	4,530,060
3.13%, 09/30/13	2,000,000	2,076,798
0.50%, 10/15/13	750,000	752,725
2.75%, 10/31/13	1,745,000	1,806,621
0.50%, 11/15/13	3,000,000	3,011,250
4.25%, 11/15/13	2,000,000	2,116,094
2.00%, 11/30/13	1,250,000	1,282,618
1.50%, 12/31/13	3,500,000	3,568,635
1.75%, 01/31/14	4,000,000	4,099,064
4.00%, 02/15/14	1,000,000	1,063,516
1.88%, 02/28/14	5,000,000	5,140,040
1.75%, 03/31/14	2,700,000	2,773,197
1.25%, 04/15/14	4,350,000	4,429,183
1.88%, 04/30/14	2,000,000	2,060,938
4.75%, 05/15/14	1,000,000	1,087,031
2.25%, 05/31/14	700,000	727,453
0.75%, 06/15/14	4,000,000	4,038,124
2.63%, 06/30/14	850,000	891,570
0.63%, 07/15/14	1,000,000	1,007,110
2.63%, 07/31/14	3,500,000	3,675,822
0.50%, 08/15/14	3,750,000	3,767,287
4.25%, 08/15/14	1,000,000	1,086,641
2.38%, 08/31/14	2,575,000	2,694,495
0.25%, 09/15/14	7,000,000	6,992,895
0.50%, 10/15/14	1,000,000	1,004,688
2.38%, 10/31/14	2,600,000	2,728,578
0.38%, 11/15/14	4,750,000	4,757,424
4.25%, 11/15/14	4,750,000	5,204,960
2.13%, 11/30/14	3,500,000	3,656,135
0.25%, 12/15/14	4,500,000	4,492,264
2.63%, 12/31/14	1,530,000	1,620,486
0.25%, 01/15/15	3,000,000	2,994,375
2.25%, 01/31/15	2,050,000	2,153,461
0.25%, 02/15/15	4,000,000	3,990,624
4.00%, 02/15/15	2,000,000	2,195,938
2.38%, 02/28/15	1,425,000	1,503,486
0.38%, 03/15/15	1,500,000	1,501,290
2.50%, 04/30/15	3,300,000	3,503,158
0.25%, 05/15/15	8,250,000	8,226,801
4.13%, 05/15/15	1,000,000	1,110,078
2.13%, 05/31/15	2,000,000	2,104,062
1.75%, 07/31/15	500,000	521,172
4.25%, 08/15/15	1,000,000	1,122,188
1.25%, 09/30/15	2,000,000	2,054,532
4.50%, 11/15/15	1,000,000	1,138,516
1.38%, 11/30/15	1,000,000	1,031,719
2.13%, 12/31/15	2,700,000	2,859,470
2.00%, 01/31/16	2,250,000	2,373,925
4.50%, 02/15/16	1,000,000	1,147,031
2.13%, 02/29/16	1,000,000	1,060,547
2.63%, 04/30/16	1,000,000	1,080,860
5.13%, 05/15/16	1,000,000	1,179,610
3.25%, 05/31/16	1,000,000	1,106,797
3.25%, 06/30/16	1,000,000	1,108,281
1.50%, 07/31/16	1,000,000	1,038,828
3.25%, 07/31/16	1,850,000	2,053,789
4.88%, 08/15/16	1,000,000	1,179,297
1.00%, 08/31/16	1,500,000	1,527,305
3.00%, 08/31/16	2,100,000	2,312,953
1.00%, 09/30/16	5,250,000	5,344,337
3.00%, 09/30/16	1,000,000	1,102,656
1.00%, 10/31/16	2,000,000	2,035,938
4.63%, 11/15/16	1,000,000	1,176,406
2.75%, 11/30/16	5,000,000	5,472,655
0.88%, 12/31/16	3,750,000	3,794,239
3.13%, 01/31/17	3,700,000	4,120,298
0.88%, 02/28/17	4,500,000	4,552,384
1.00%, 03/31/17	1,500,000	1,525,547
3.25%, 03/31/17	2,000,000	2,244,688
3.13%, 04/30/17	7,250,000	8,103,579
4.50%, 05/15/17	3,000,000	3,558,984
2.38%, 07/31/17	3,500,000	3,791,210
4.25%, 11/15/17	3,000,000	3,559,923
2.63%, 01/31/18	2,000,000	2,202,656
3.50%, 02/15/18	1,000,000	1,149,844
2.88%, 03/31/18	3,000,000	3,351,330
3.88%, 05/15/18	3,000,000	3,532,500
4.00%, 08/15/18	2,000,000	2,382,656
1.50%, 08/31/18	2,000,000	2,073,282
1.38%, 09/30/18	2,000,000	2,056,720
1.75%, 10/31/18	4,000,000	4,207,188
3.75%, 11/15/18	3,000,000	3,540,705
1.38%, 11/30/18	3,250,000	3,341,660
1.38%, 12/31/18	2,000,000	2,056,094
2.75%, 02/15/19	1,500,000	1,676,954
1.50%, 03/31/19	2,000,000	2,067,188
3.63%, 08/15/19	1,750,000	2,066,914
3.38%, 11/15/19	3,000,000	3,494,298
3.63%, 02/15/20	5,000,000	5,921,485
2.63%, 08/15/20	5,875,000	6,503,807
3.63%, 02/15/21	2,000,000	2,375,156
3.13%, 05/15/21	6,600,000	7,559,581
2.13%, 08/15/21	5,500,000	5,813,241
2.00%, 02/15/22	2,750,000	2,861,504

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.75%, 05/15/22	6,000,000	6,094,686

		346,801,457

Total U.S. Government and Government Agencies
(Cost $370,665,542)		398,100,990

Commercial Mortgage Backed Securities 1.9% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/10/43 (a)(b)(h)	1,100,000	1,035,071
Series 2006-1 Class A2
5.33%, 09/10/45 (b)(h)	495,178	498,551
Series 2006-3 Class AM
5.86%, 07/10/44 (a)(b)(h)	800,000	760,002
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(h)	1,000,000	1,126,966
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6 Class A6
4.83%, 11/11/41 (b)(h)	750,000	806,950
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(h)	3,737,000	4,176,654
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.21%, 07/15/44 (a)(b)(h)	3,000,000	3,023,264
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.43%, 02/15/39 (a)(b)	650,000	696,568
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(h)	800,000	875,548
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 04/10/38 (a)(b)(h)	1,100,000	1,219,402
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.32%, 12/15/44 (a)(b)(h)	1,025,000	1,011,086
Series 2007-LD12 Class A3
5.98%, 02/15/51 (a)(b)(h)	2,000,000	2,125,347
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	68,996	69,566
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.27%, 01/12/44 (a)(b)	700,000	750,920
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	600,000	671,567

Total Commercial Mortgage Backed Securities
(Cost $16,879,427)		18,847,462

Asset-Backed Obligations 0.2% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)(h)	1,400,000	1,424,702
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	777,256
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)(h)	159,144	160,413

Total Asset-Backed Obligations
(Cost $2,337,979)		2,362,371

Foreign Securities 4.5% of net assets

Foreign Agencies 1.4%

Canada 0.1%
Pemex Project Funding Master Trust
6.63%, 06/15/35	600,000	688,500

Cayman Islands 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	100,000	103,951
5.75%, 01/20/20	400,000	437,718
5.38%, 01/27/21	400,000	428,879
6.88%, 01/20/40	100,000	117,755

		1,088,303

Germany 0.8%
Kreditanstalt Fuer Wiederaufbau
1.38%, 07/15/13 (d)	525,000	530,683
3.50%, 03/10/14 (d)(h)	1,700,000	1,785,943
1.25%, 10/26/15 (d)(h)	1,400,000	1,417,823
2.63%, 02/16/16 (d)	1,000,000	1,057,843
4.88%, 01/17/17 (d)	850,000	992,122
4.00%, 01/27/20 (d)	350,000	401,476
2.75%, 09/08/20 (d)	1,500,000	1,583,464

		7,769,354

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	425,000	459,425
5.50%, 01/21/21	700,000	773,500

		1,232,925

Norway 0.1%
Statoil ASA
2.90%, 10/15/14	150,000	157,746
3.13%, 08/17/17	200,000	215,417
5.10%, 08/17/40	250,000	298,999

		672,162

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	656,838
4.00%, 01/11/17	600,000	632,009
Korea Development Bank
8.00%, 01/23/14	450,000	492,685

		1,781,532

		13,232,776

Foreign Local Government 0.4%

Canada 0.4%
Province of Ontario
4.10%, 06/16/14 (h)	1,575,000	1,683,059
4.40%, 04/14/20 (h)	975,000	1,137,186
Province of Quebec
5.13%, 11/14/16	450,000	527,998

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
7.50%, 09/15/29	650,000	1,014,804

		4,363,047

Sovereign 1.2%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17 (h)	750,000	882,000
8.88%, 04/15/24 (h)	1,175,000	1,780,125

		2,662,125

Chile 0.0%
Republic of Chile
3.88%, 08/05/20	200,000	221,500

Colombia 0.1%
Colombia Government International Bond
7.38%, 09/18/37	750,000	1,061,250

Italy 0.1%
Republic of Italy
2.13%, 09/16/13	250,000	247,915
3.13%, 01/26/15	850,000	818,112
6.88%, 09/27/23	250,000	258,200

		1,324,227

Mexico 0.2%
United Mexican States
6.63%, 03/03/15	500,000	569,250
5.63%, 01/15/17	300,000	345,000
3.63%, 03/15/22	500,000	516,250
6.75%, 09/27/34	750,000	984,375
6.05%, 01/11/40	150,000	183,375

		2,598,250

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	400,000	459,000
6.70%, 01/26/36	200,000	259,500

		718,500

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	650,000	828,750

Poland 0.1%
Poland Government International Bond
5.13%, 04/21/21	750,000	795,975

Republic of Korea 0.1%
Republic of Korea
5.75%, 04/16/14	500,000	537,975

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	600,000

		11,348,552

Supranational 1.5%
Asian Development Bank
2.50%, 03/15/16 (h)	2,000,000	2,130,416
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	530,700
European Investment Bank
1.25%, 02/14/14 (h)	500,000	504,635
3.13%, 06/04/14 (h)	1,000,000	1,043,988
1.63%, 09/01/15 (h)	400,000	407,522
2.50%, 05/16/16	800,000	835,277
5.13%, 05/30/17 (f)	1,600,000	1,871,158
2.88%, 09/15/20	800,000	839,823
4.88%, 02/15/36	150,000	175,241
Inter-American Development Bank
3.00%, 04/22/14	1,450,000	1,520,634
3.88%, 09/17/19	1,000,000	1,168,648
International Bank for Reconstruction & Development
1.75%, 07/15/13	775,000	786,968
3.50%, 10/08/13	300,000	311,712
1.13%, 08/25/14	325,000	329,424
2.38%, 05/26/15	550,000	578,802
2.13%, 03/15/16	800,000	840,440
International Finance Corp.
2.25%, 04/11/16	500,000	530,466

		14,405,854

Total Foreign Securities
(Cost $41,427,824)		43,350,229

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49 (h)	1,050,000	1,455,919
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (h)	1,000,000	1,259,680
7.55%, 04/01/39 (h)	1,000,000	1,292,420
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	114,712
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	376,827
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (h)	1,000,000	1,339,580
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	1,000,000	1,101,840
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33 (h)	1,000,000	944,980
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	247,314
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	146,755
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	840,000	1,192,372

Total Municipal Bonds
(Cost $8,121,255)		9,472,399

10

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund	4,703,360	4,703,360

Total Other Investment Company
(Cost $4,703,360)		4,703,360

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 6.2% of net assets

U.S. Treasury Obligations 6.2%
U.S. Treasury Bills
0.07%, 06/14/12 (e)	5,000,000	4,999,869
0.05%, 06/21/12 (e)	10,000,000	9,999,711
0.07%, 06/21/12 (e)	30,000,000	29,998,823
0.08%, 07/12/12 (e)	15,000,000	14,998,616

Total Short-Term Investments
(Cost $59,997,019)		59,997,019

End of Investments

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund	119,250	119,250

Total Collateral Invested for Securities on Loan
(Cost $119,250)		119,250

End of Collateral Invested for Securities on Loan.

At 05/31/12, the tax basis cost of the fund’s investments was $971,961,208 and the unrealized appreciation and depreciation were $61,740,542 and ($621,458), respectively, with a net unrealized appreciation of $61,119,084.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,702,673 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is on loan.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 11

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

12

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$299,816,349	$—	$299,816,349
Corporate Bonds(a)	—	196,430,113	—	196,430,113
U.S. Government and Government Agencies(a)	—	398,100,990	—	398,100,990
Commercial Mortgage Backed Securities	—	18,847,462	—	18,847,462
Asset-Backed Obligations	—	2,362,371	—	2,362,371
Foreign Securities(a)	—	43,350,229	—	43,350,229
Municipal Bonds(a)	—	9,472,399	—	9,472,399
Other Investment Company(a)	4,703,360	—	—	4,703,360
Short-Term Investments(a)	—	59,997,019	—	59,997,019

Total	$4,703,360	$1,028,376,932	$—	$1,033,080,292

Other Financial Instruments
Collateral Invested for Securities on Loan	$119,250	$—	$—	$119,250

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG406017MAY12

 13

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

107.2%		Mortgage-Backed Securities	618,473,092	639,946,332
0.4%		Other Investment Company	2,459,764	2,459,764
6.7%		Short-Term Investments	39,998,666	39,998,666

114.3%		Total Investments	660,931,522	682,404,762
(2	.8)%	TBA Sale Commitments	(16,658,594)	(16,618,755)
(11	.5)%	Other Assets and Liabilities, Net		(68,959,536)

100.0%		Net Assets		596,826,471

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 107.2% of net assets

U.S. Government Agency Mortgages 107.2%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)	358,830	395,604
5.49%, 09/01/29 to 09/01/31 (b)	229,951	253,795
5.50%, 09/01/17 (b)	223,984	242,690
5.81%, 12/01/31 to 01/01/32 (b)	207,840	232,218
6.10%, 02/01/29 (b)	10,383	10,818
6.50%, 04/01/31 (b)	221,230	253,458
7.17%, 11/01/30 (b)	23,545	23,624
Fannie Mae REMICS
3.50%, 07/25/17 to 07/25/33 (b)	1,896,203	1,905,654
3.75%, 05/25/33 (b)	2,918,383	2,991,301
4.00%, 10/25/17 (b)	1,678,369	1,694,666
4.50%, 03/25/17 (b)	401,049	404,508
5.00%, 06/25/17 to 09/25/18 (b)	153,628	153,822
7.00%, 09/25/22 (b)	139,367	158,545
Fannie Mae TBA
3.50%, 06/01/27 (b)	8,000,000	8,443,750
4.00%, 06/01/27 (b)	4,000,000	4,249,375
Freddie Mac REMICS
2.00%, 06/15/14 (b)	1,232,363	1,234,078
3.50%, 11/15/17 (b)	652,013	655,351
4.00%, 09/15/17 to 02/15/33 (b)	4,364,333	4,411,439
4.50%, 05/15/17 to 03/15/33 (b)	2,874,249	2,901,635
5.00%, 03/15/18 to 08/15/31 (b)	1,263,517	1,274,059
6.50%, 03/15/14 (b)	92,354	3,934
Ginnie Mae
1.63%, 07/20/24 to 07/20/32 (a)(b)	257,175	266,368
2.00%, 04/20/37 (a)(b)	286,180	296,797
2.13%, 08/20/33 (a)(b)	87,062	90,448
2.38%, 06/20/27 to 04/20/32 (a)(b)	356,956	371,137
3.50%, 02/20/16 (a)(b)	41,002	43,036
4.00%, 12/15/24 to 03/15/41 (b)	20,817,428	22,594,578
4.25%, 06/16/24 (b)	25,390	25,592
4.50%, 12/15/17 to 11/20/41 (b)	62,919,297	69,239,176
4.63%, 07/20/40 to 12/20/40 (b)	7,897,046	8,720,938
4.75%, 06/16/31 (b)	748,443	752,023
5.00%, 11/15/17 to 04/20/40 (b)	110,298,785	122,537,766
5.45%, 07/15/31 to 02/15/33 (b)	6,078,686	6,754,143
5.49%, 10/20/28 to 08/15/32 (b)	4,842,126	5,410,142
5.50%, 09/20/13 to 08/20/35 (b)	40,362,519	44,736,357
5.81%, 06/20/31 to 02/20/32 (b)	582,371	651,064
5.90%, 07/15/31 to 05/15/32 (b)	434,539	486,240
6.00%, 04/20/13 to 11/15/39 (b)	23,983,690	27,131,047
6.05%, 09/15/31 (b)	65,659	74,441
6.10%, 07/20/28 to 09/15/31 (b)	2,284,348	2,584,771
6.15%, 04/20/29 to 04/20/30 (b)	1,137,288	1,287,548
6.25%, 10/20/28 to 03/20/30 (b)	2,015,428	2,281,569
6.50%, 09/20/13 to 10/20/37 (b)	12,318,813	14,310,129
7.00%, 10/15/12 to 04/15/39 (b)	3,612,751	4,241,953
7.10%, 12/15/30 (b)	62,859	74,019
7.17%, 04/20/30 to 03/20/31 (b)	581,119	670,221
7.50%, 06/15/17 to 11/15/37 (b)	413,341	482,523
8.00%, 07/15/26 to 02/15/30 (b)	77,722	87,432
8.50%, 08/20/25 to 01/20/30 (b)	14,744	16,831
9.00%, 09/20/15 to 09/20/30 (b)	415,502	469,445
13.00%, 07/20/14 (b)	11	11
Ginnie Mae I
3.50%, 01/15/26 (b)	2,203,909	2,361,152
4.00%, 06/15/25 to 11/15/41 (b)	10,393,376	11,372,946
4.38%, 05/15/29 to 04/15/32 (b)	495,088	547,490
4.50%, 09/15/41 (b)	13,472,153	14,894,401
4.75%, 06/15/28 (b)	129,907	144,772
5.00%, 06/15/27 to 10/15/34 (b)	9,506,132	10,567,771
5.13%, 03/15/31 (b)	323,609	358,700
5.25%, 04/15/31 to 11/15/31 (b)	470,877	521,938
5.45%, 05/15/29 to 02/15/30 (b)	976,325	1,082,500
5.50%, 06/15/32 to 10/15/32 (b)	526,145	588,955
6.00%, 09/15/32 (b)	2,295,499	2,598,218
Ginnie Mae II
3.50%, 12/20/41 to 04/20/42 (b)	18,919,681	20,219,424
4.00%, 09/20/25 to 05/20/42 (b)	53,016,277	57,998,717
4.25%, 09/20/41 (b)	376,973	412,707
4.50%, 05/20/40 to 01/20/42 (b)	64,709,330	71,484,908
Ginnie Mae TBA
3.50%, 05/20/42 to 06/01/42 (b)	30,362,307	32,412,009
4.00%, 06/01/42 (b)	25,000,000	27,328,125
4.50%, 06/01/42 (b)	15,000,000	16,469,530

Total Mortgage-Backed Securities
(Cost $618,473,092)		639,946,332

 1

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund	2,459,764	2,459,764

Total Other Investment Company
(Cost $2,459,764)		2,459,764

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 6.7% of net assets

U.S. Treasury Obligations 6.7%
U.S. Treasury Bills
0.07%, 06/14/12 (c)	10,000,000	9,999,738
0.05%, 06/21/12 (c)	10,000,000	9,999,611
0.07%, 06/21/12 (c)	20,000,000	19,999,317

Total Short-Term Investments
(Cost $39,998,666)		39,998,666

End of Investments

At 05/31/12, the tax basis cost of the fund’s investments was $660,931,522 and the unrealized appreciation and depreciation were $21,568,829 and ($95,589), respectively, with a net unrealized appreciation of $21,473,240.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 2.8% of net assets

U.S. Government Agency Mortgages 2.8%
Ginnie Mae TBA
5.00%, 06/01/42 (b)	10,000,000	11,056,253
5.50%, 06/01/42 (b)	5,000,000	5,562,502

		16,618,755

Total TBA Sale Commitment
(Proceeds $16,658,594)		16,618,755

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the purchase yield.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The

2

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$639,946,332	$—	$639,946,332
Other Investment Company(a)	2,459,764	—	—	2,459,764
Short-Term Investments(a)	—	39,998,666	—	39,998,666

Total	$2,459,764	$679,944,998	$—	$682,404,762

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments(a)	$—	($16,618,755)	$—	($16,618,755)

(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG406018MAY12

 3

Schwab Investments
Schwab® Treasury Inflation Protected Securities Fund

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.2%	U.S. Government Securities	321,243,338	359,915,063
0.1%	Other Investment Company	456,573	456,573

99.3%	Total Investments	321,699,911	360,371,636
0.7%	Other Assets and Liabilities, Net		2,407,399

100.0%	Net Assets		362,779,035

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.2% of net assets

U.S. Treasury Obligations 99.2%
U.S. Treasury Inflation Protected Securities
1.88%, 07/15/13	11,392,893	11,757,808
2.00%, 01/15/14	11,287,234	11,805,770
1.25%, 04/15/14	7,443,610	7,735,548
2.00%, 07/15/14	10,542,384	11,247,458
1.63%, 01/15/15	9,776,652	10,461,017
0.50%, 04/15/15	10,133,632	10,573,837
1.88%, 07/15/15	8,947,833	9,806,288
2.00%, 01/15/16	8,686,920	9,677,751
0.13%, 04/15/16	18,003,661	18,858,835
2.50%, 07/15/16	8,765,719	10,124,405
2.38%, 01/15/17	7,601,196	8,853,037
0.13%, 04/15/17	7,366,338	7,812,886
2.63%, 07/15/17	6,516,371	7,807,460
1.63%, 01/15/18	6,881,302	7,937,169
1.38%, 07/15/18	6,787,337	7,830,890
2.13%, 01/15/19	6,326,592	7,669,981
1.88%, 07/15/19	7,174,873	8,690,564
1.38%, 01/15/20	8,701,671	10,231,250
1.25%, 07/15/20	13,372,051	15,705,875
1.13%, 01/15/21	15,312,663	17,784,280
0.63%, 07/15/21	16,240,995	18,248,219
0.13%, 01/15/22	18,810,890	20,068,962
2.38%, 01/15/25	11,946,410	15,944,754
2.00%, 01/15/26	8,676,519	11,234,703
2.38%, 01/15/27	6,966,409	9,487,343
1.75%, 01/15/28	6,987,487	8,894,861
3.63%, 04/15/28	7,931,877	12,431,949
2.50%, 01/15/29	6,755,124	9,527,899
3.88%, 04/15/29	9,339,851	15,304,187
3.38%, 04/15/32	2,715,797	4,456,868
2.13%, 02/15/40	4,299,408	6,210,624
2.13%, 02/15/41	7,991,478	11,607,622
0.75%, 02/15/42	3,855,682	4,124,963

Total U.S. Government Securities
(Cost $321,243,338)		359,915,063

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	456,573	456,573

Total Other Investment Company
(Cost $456,573)		456,573

End of Investments

At 05/31/12, the tax basis cost of the fund’s investments was $323,183,449 and the unrealized appreciation and depreciation were $37,238,817 and ($50,630), respectively, with a net unrealized appreciation of $37,188,187.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

 1

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$359,915,063	$—	$359,915,063
Other Investment Company(a)	456,573	—	—	456,573

Total	$456,573	$359,915,063	$—	$360,371,636

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

REG406019MAY12

 3

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

96.4%		Fixed-Rate Obligations	573,851,022	608,229,709
7.8%		Variable-Rate Obligations	49,405,294	49,478,656

104.2%		Total Investments	623,256,316	657,708,365
(4	.2)%	Other Assets and Liabilities, Net		(26,583,516)

100.0%		Net Assets		631,124,849

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 96.4% of net assets

ALABAMA 1.5%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(f)	1,260,000	1,506,557
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/24	(b)(f)(h)	1,725,000	1,873,626
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15	(a)	250,000	283,937
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		2,040,000	2,342,797
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		1,000,000	1,145,680
RB (Noland Health Services) Series 2012A	5.00%	12/01/21		2,250,000	2,573,235

					9,725,832

ARIZONA 1.9%
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	452,039
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/01/25	(b)(f)	3,000,000	3,009,990
Payson USD No.10
School Improvement Bonds Series 2008B	5.75%	07/01/28	(b)(f)	1,375,000	1,580,150
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		75,000	78,696
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.50%	01/01/18		85,000	94,007
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	664,661
Hospital RB Series 2009	5.00%	07/01/15		170,000	187,258
Hospital RB Series 2009	5.50%	07/01/16		350,000	397,674
Hospital RB Series 2009	6.00%	07/01/18		500,000	598,015
Hospital RB Series 2009	5.75%	07/01/19		350,000	415,821
Hospital RB Series 2011	5.00%	07/01/19		2,050,000	2,323,449
Hospital RB Series 2011	5.00%	07/01/20		1,370,000	1,554,607
Yavapai Cnty IDA
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	3.00%	10/01/13		600,000	617,406

					11,973,773

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

ARKANSAS 0.2%
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	965,000	985,140

CALIFORNIA 17.5%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,143,288
California
GO Bonds	5.00%	11/01/32	(b)(f)	1,240,000	1,342,908
Various Purpose GO Refunding Bonds	5.00%	10/01/21	(f)	1,000,000	1,207,630
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	873,397
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	885,877
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	4.00%	02/01/16	(a)(f)	2,475,000	2,647,705
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%	02/01/21	(a)	375,000	432,083
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(f)	1,850,000	2,213,229
RB (Memorial Health Services) Series 2012A	5.00%	10/01/24	(b)(f)	3,000,000	3,546,660
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,005,000	2,311,043
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,110,000	2,419,136
California Municipal Finance Auth
RB (Southwestern Law School) Series 2011	6.50%	11/01/41	(b)(f)	1,365,000	1,507,356
California Public Works Board
Lease RB Series 2009I1	6.63%	11/01/34	(b)(f)	2,000,000	2,407,440
Lease RB Series 2012A	5.00%	04/01/24	(b)(f)	4,000,000	4,555,520
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13	(f)	4,000,000	4,189,800
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	2,130,000	2,298,888
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,050,150
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)(h)	1,620,000	1,691,491
Irvine Ranch Water District
Refunding COP Series 2010	5.00%	03/01/24	(b)	325,000	380,091
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(g)	1,795,000	317,948
GO Bonds Series 2006D	0.00%	08/01/39	(b)(g)	4,600,000	685,262
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,195,219
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		4,245,000	4,876,783
Los Angeles Cnty
Refunding COP 2012	5.00%	03/01/23		1,500,000	1,772,100
Los Angeles Dept of Water & Power
Water System RB Series 2012A	5.00%	07/01/37	(b)(e)	2,000,000	2,260,000
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17		1,375,000	1,579,380
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,050,000	1,154,674
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/17		1,100,000	1,217,546
Lease RB (Capital Equipment) Series 2009C	5.00%	09/01/18		800,000	933,448
Lease RB (Capital Equipment) Series 2009C	4.50%	09/01/19		1,050,000	1,192,695
Lease RB (Real Property) Series 2009E	5.13%	09/01/27	(b)	1,590,000	1,735,803
Los Angeles USD
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/22	(e)	3,130,000	3,663,853
Refunding COP (Headquarters Building) Series 2012B	5.00%	10/01/30	(b)(e)	1,000,000	1,095,360
Refunding COP (Headquarters Building) Series 2012B	5.00%	10/01/31	(b)(e)	1,000,000	1,090,020
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,328,120

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	3.00%	09/02/18		385,000	394,929
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/19		480,000	516,523
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/21		400,000	417,912
Palomar Pomerado Health
COP 2010	5.25%	11/01/21	(b)	810,000	896,265
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/22	(b)	360,000	437,814
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	3,916,994
Roseville
Special Tax Refunding RB Series 2010	4.00%	09/01/16		1,000,000	1,063,260
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,265,000	2,445,566
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	2,000,000	801,860
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	566,550
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	354,680
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	583,310
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	406,744
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/14	(e)	1,680,000	1,774,937
GO Refunding Bonds Series 2012	3.00%	09/01/15	(e)	1,730,000	1,861,809
GO Refunding Bonds Series 2012	4.00%	09/01/18	(e)	1,885,000	2,189,013
GO Refunding Bonds Series 2012	5.00%	09/01/20	(e)	2,195,000	2,717,278
Santa Cruz High SD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,180,000	5,330,324
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,440,000	2,790,970
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	4.50%	06/01/18		2,000,000	2,286,960
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	5.00%	06/01/19		1,250,000	1,480,925
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		490,000	538,922
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,377,439
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,348,056
West Basin Municipal Water District
Refunding RB Series 2012A	5.00%	08/01/28	(b)	3,345,000	3,938,938
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,500,000	1,743,345

					110,383,226

COLORADO 1.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	605,050
RB (Catholic Health Initiatives) Series 2008D1	6.00%	10/01/23	(b)(f)	250,000	304,130
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(f)	1,630,000	1,822,715
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(f)	1,785,000	1,997,611
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,975,000	2,194,264

					6,923,770

CONNECTICUT 2.2%
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,383,581
GO Refunding Bonds Series 2010B	4.00%	11/01/12		2,000,000	2,027,660
GO Refunding Bonds Series 2010B	4.00%	11/01/13		1,000,000	1,044,630
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		705,000	770,382

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,620,864
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,846,105
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	594,205
GO Refunding Bonds 2011	3.00%	08/01/21	(b)	430,000	466,902
GO Refunding Bonds 2011	3.13%	08/01/22	(b)	125,000	135,459
West Haven
GO Bonds 2012	4.00%	08/01/19		1,460,000	1,566,974
GO Bonds 2012	5.00%	08/01/20		2,230,000	2,524,583

					13,981,345

DELAWARE 0.3%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	2,040,000	2,174,008

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	300,000	358,740
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,399,377
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	57,643
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	997,978

					2,813,738

FLORIDA 6.5%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	600,060
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004	5.00%	08/15/34	(b)(f)(h)	1,300,000	1,430,819
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	434,500
Refunding RB (UnivTampa) Series 2012A	5.00%	04/01/19		1,220,000	1,390,458
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,733,085
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A	6.10%	11/15/37	(b)(f)	1,000,000	1,074,460
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	3.00%	07/01/12		585,000	586,117
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24	(b)	4,000,000	4,532,880
Refunding COP (Master Lease Program) Series 2012A	5.00%	07/01/29	(b)	2,000,000	2,293,000
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%	10/01/13		295,000	305,502
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		200,000	238,154
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%	10/01/20		500,000	587,220
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,467,535
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2007A	5.00%	04/01/31	(b)	2,000,000	2,159,600
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,259,269
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		800,000	816,160
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		300,000	315,402
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	474,720
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		625,000	687,856
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	627,698
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	355,398
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	648,174
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/23	(b)	1,900,000	1,978,698
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,200,000	2,673,572

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	86,660
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		845,000	886,287
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.25%	09/01/12		225,000	225,207
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.50%	09/01/13		585,000	589,241
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.75%	09/01/14		575,000	580,181
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	614,876
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	490,000	599,642
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		1,250,000	1,528,963
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	2,000,000	2,451,580
Utility System Refunding RB Series 2011A	5.75%	10/01/31	(b)	850,000	1,034,960

					41,267,934

GEORGIA 1.3%
Dawson Cnty SD
GO School Bonds Series 2010	3.00%	02/01/13	(f)	600,000	610,800
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/16		105,000	122,515
Fulton Cnty Development Auth
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/15		825,000	920,783
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/17		385,000	449,380
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)(f)	2,130,000	2,136,624
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		250,000	284,785
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	95,000	110,876
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012A	5.25%	10/01/27	(b)	2,000,000	2,173,360
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		500,000	560,590
RB (Mercer Univ) Series 2012C	4.00%	10/01/22		1,000,000	1,028,970

					8,398,683

HAWAII 1.9%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)	2,275,000	2,475,723
GO Bonds Series 2011DZ	5.00%	12/01/21		3,500,000	4,420,675
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,215,000	2,413,796
Honolulu
GO Bonds Series 2011A	5.25%	08/01/30	(b)	1,900,000	2,302,629
GO Bonds Series 2011A	5.25%	08/01/31	(b)	250,000	301,398

					11,914,221

IDAHO 1.2%
Idaho State Building Auth
State Building Refunding RB Series 2012B	5.00%	09/01/40	(b)(e)	1,800,000	1,988,136
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(f)	1,915,000	2,187,887
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(f)	1,885,000	2,210,521
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(f)	1,000,000	1,169,520

					7,556,064

ILLINOIS 3.3%
Arlington Heights Park District
GO Refunding Park Bonds Series 2010B	2.00%	12/01/12		705,000	710,781
GO Refunding Park Bonds Series 2010B	2.00%	12/01/15		200,000	205,728

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(f)	1,000,000	1,164,680
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(f)	1,200,000	1,408,968
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(f)	750,000	893,513
Chicago Park District
GO Limited Tax Park Bonds Series 2010A	5.00%	01/01/25	(b)(f)	475,000	556,387
Illinois
GO Bonds Series 2012	5.00%	03/01/20		1,000,000	1,137,910
GO Bonds Series March 2012	5.00%	03/01/21		2,400,000	2,724,984
GO Refunding Bonds Series 2012	5.00%	08/01/18		3,000,000	3,390,630
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,666,246
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,375,391
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	218,092
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	494,604
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,523,808
Refunding RB (Alexian Brothers Health) Series 2010	4.00%	02/15/13		2,000,000	2,035,920
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%	06/01/13		50,000	51,583

					20,559,225

INDIANA 2.1%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		1,000,000	1,134,230
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	3,545,000	3,940,480
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,449,255
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,355,000	1,442,194
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	5.13%	08/15/27	(b)	1,000,000	1,025,140
Hospital RB (Parkview Health System) Series 2012A	4.00%	05/01/17		600,000	660,222
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,165,865
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1	1.50%	11/15/36	(b)	2,500,000	2,552,975

					13,370,361

IOWA 0.3%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%	06/15/25	(b)	950,000	1,143,990
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/12		1,000,000	1,018,560

					2,162,550

KANSAS 0.9%
Johnson Cnty USD No. 231
GO Refunding Bonds (Gardner-Edgerton) Series 2012A	5.00%	10/01/24	(b)	880,000	1,036,922
GO Refunding Bonds (Gardner-Edgerton) Series 2012A	5.00%	10/01/25	(b)	1,000,000	1,168,630
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%	05/15/13		100,000	101,761
Hospital RB (Adventist Health/Sunbelt) Series 2009D	3.50%	11/15/12		180,000	182,581
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	54,997
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	208,717
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/20		365,000	400,394
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/21		325,000	354,607
Health Facilities RB (Olathe Medical Center) Series 2012B	5.00%	09/01/24	(b)	490,000	560,883
Wichita
Hospital Facilities Refunding RB (Via Christi Health) Series 2009-IIIA	4.50%	11/15/12		340,000	345,063
Hospital Facilities Refunding RB (Via Christi Health) Series 2009X	5.25%	11/15/24	(b)	890,000	994,370

					5,408,925

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		1,000,000	1,165,060
Kentucky State Property & Buildings Commission
Refunding RB (Project No. 100) Series A	5.00%	08/01/20		1,210,000	1,492,124

					2,657,184

LOUISIANA 0.4%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/12		2,610,000	2,617,621

MARYLAND 0.1%
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	70,000	70,064
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	600,000	689,676

					759,740

MASSACHUSETTS 3.2%
Chatham
GO Refunding Bonds	4.00%	07/01/13	(f)	285,000	296,563
GO Refunding Bonds	4.00%	07/01/14	(f)	60,000	64,298
GO Refunding Bonds	5.00%	07/01/16	(f)	250,000	292,973
GO Refunding Bonds	5.00%	07/01/17	(f)	245,000	294,965
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	7,378,710
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	585,852
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	345,284
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31		2,795,000	3,518,178
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		70,000	70,153
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	344,770
RB (Tufts Medical Center) Series 2011I	4.00%	01/01/13		700,000	711,627
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	964,858
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,117,450
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	995,483
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37	(b)	2,000,000	2,061,220
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	859,277

					19,901,661

MICHIGAN 2.6%
Grand Rapids
Sewer System Refunding RB Series 2010	5.00%	01/01/25		950,000	1,160,026
Sewer System Refunding RB Series 2010	5.00%	01/01/26		1,245,000	1,525,586
Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,950,000	2,399,807
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22	(b)	2,700,000	3,199,797
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%	12/01/13		1,000,000	1,053,390
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,140,880
Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F4	1.35%	11/15/47	(b)	2,925,000	2,950,213
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,724,175
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000,000	1,024,210

					16,178,084

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MINNESOTA 1.0%
Minneapolis & St. Paul Housing & Redevelopment Auth
Health Care Facilities RB (Children’s Health Care) Series 2010A	3.00%	08/15/12		75,000	75,291
Health Care Facilities RB (Children’s Hospitals & Clinics) Series 2004A1	3.00%	08/15/12		300,000	301,518
Olmsted Cnty
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/23	(b)	2,100,000	2,449,020
Shakopee ISD No. 720
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/19		840,000	976,575
GO Crossover Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,263,630
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%	02/01/13		240,000	241,692
University of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	276,569
GO Bonds Series 2011D	5.00%	12/01/21		475,000	599,008

					6,183,303

MISSISSIPPI 0.4%
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	2,485,000	2,680,594

MISSOURI 0.9%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,550,000	1,608,606
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/25	(b)(h)	1,260,000	1,279,593
Missouri Health & Educational Facilities Auth
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	3.00%	12/01/12		1,150,000	1,163,455
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17		1,400,000	1,589,028

					5,640,682

NEBRASKA 0.1%
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		425,000	513,328

NEVADA 2.1%
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(f)	1,115,000	1,242,054
Airport System Jr Sub Lien Revenue Notes Series 2010E2	5.00%	07/01/12	(f)	2,000,000	2,006,180
Airport System RB Sr Series 2010D	5.00%	07/01/17	(f)	1,000,000	1,168,190
Airport System RB Sr Series 2010D	5.00%	07/01/18	(f)	1,920,000	2,282,842
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(b)	340,000	382,449
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,390,767

					13,472,482

NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		305,000	380,390
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	600,000	696,252
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	1,300,000	1,405,183
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,500,000	1,617,465

					4,099,290

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEW JERSEY 6.2%
Bergen Cnty
GO Bonds Series 2011A	2.25%	12/01/21	(f)	1,975,000	2,029,549
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	459,713
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	350,685
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	313,925
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	468,084
Gloucester Cnty Improvement Auth
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/17		425,000	480,305
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/18		465,000	540,683
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/19		485,000	553,603
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/20		510,000	582,854
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/21		455,000	519,351
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/22		480,000	546,542
Kearny
GO Refunding Bonds Series 2011	2.00%	01/15/13		2,355,000	2,372,191
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	230,633
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,099,740
Refunding RB Series 2011	4.00%	09/01/16		150,000	169,095
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,854,949
Middlesex Cnty
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/18		1,150,000	1,268,300
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	3.00%	06/15/19		1,020,000	1,062,044
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/20		1,000,000	1,100,080
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/21		565,000	618,280
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	460,949
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%	07/01/14		430,000	442,199
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%	07/01/16		225,000	244,510
Refunding RB (Open Space Trust Fund) Series 2011	3.00%	09/15/16		1,520,000	1,664,370
Refunding RB (Open Space Trust Fund) Series 2011	4.00%	09/15/21		625,000	722,338
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%	02/01/13		245,000	249,508
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	106,128
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29	(b)	150,000	165,441
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	154,085
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,064,872
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	3,008,650
New Jersey Health Care Facilities Financing Auth
Refunding RB (Atlantic Health) Series 1997A	6.00%	07/01/12	(f)(h)	2,000,000	2,008,340
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,533
Transportation System Bonds Series 2011A	5.13%	06/15/29	(b)	1,000,000	1,149,890
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	1,150,000	1,346,121
Passaic Cnty
Refunding Bonds Series 2011	5.00%	05/01/13		2,450,000	2,546,505
Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,839,311
Refunding Bonds Series 2012	4.00%	02/01/17		1,160,000	1,292,124
Refunding Bonds Series 2012	4.00%	02/01/18		300,000	337,050
Refunding Bonds Series 2012	4.00%	02/01/19		600,000	676,812
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		75,000	75,691
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	130,730

					39,317,763

NEW MEXICO 0.7%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%	07/01/12	(f)	1,150,000	1,153,737

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		500,000	587,195
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	122,511
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	558,880
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,588
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		735,000	853,122
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/19		1,000,000	1,168,180

					4,455,213

NEW YORK 9.1%
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		360,000	418,349
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	145,998
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	364,944
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%	11/15/13		1,000,000	1,052,690
Transportation RB Series 2011A	5.00%	11/15/21		2,500,000	3,025,175
Transportation RB Series 2012C	5.00%	11/15/41	(b)	1,000,000	1,109,920
Transportation Refunding RB Series 2002D1	4.00%	11/01/22		2,760,000	3,099,535
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	176,960
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/16	(b)(h)	60,000	60,520
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,504,091
GO Bonds Fiscal 2012 Series I	5.00%	08/01/19	(e)	5,000,000	6,137,400
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,824,075
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,391,590
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/18		900,000	1,105,263
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/20	(b)	700,000	867,272
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,655,350
New York State Bridge Auth
General RB Series 2012	4.00%	01/01/21		6,730,000	7,733,981
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		750,000	860,280
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13	(h)	5,000	5,129
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13		945,000	969,164
RB (Columbia univ) Series 2012A	5.00%	10/01/21	(e)	2,000,000	2,548,600
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	97,698
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/15		1,000,000	1,124,280
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/19		1,370,000	1,642,767
RB (State Univ Educational Facilities) Series 2012A	5.00%	05/15/27	(b)	500,000	591,085
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,627,450
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	565,302
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,590,000	1,839,566
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	853,763
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	690,948
Scarsdale UFSD
School District GO Refunding Serial Bonds 2012	5.00%	02/01/17	(e)	320,000	380,490
School District GO Refunding Serial Bonds 2012	5.00%	02/01/18	(e)	350,000	426,573
School District GO Refunding Serial Bonds 2012	4.00%	02/01/19	(e)	350,000	412,258

					57,308,466

NORTH CAROLINA 1.1%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,800,000	2,030,418
North Carolina
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	500,000	608,390

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,500,000	1,615,080
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	967,027
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/17		715,000	771,328
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%	01/01/18		120,000	125,885
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	602,138

					6,720,266

OHIO 2.7%
Akron, Bath & Copley Jt Township Hospital District
Hospital Refunding RB (Children’s Hospital Medical Center) Series 2012	5.00%	11/15/24	(b)	1,250,000	1,410,787
Bowling Green State Univ
General Receipts Bonds Series 2010A	2.00%	06/01/12		125,000	125,000
General Receipts Bonds Series 2010A	3.00%	06/01/13		170,000	174,357
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	613,595
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	611,941
Cleveland
Airport System RB Series 2012A	5.00%	01/01/29	(b)(f)	3,320,000	3,628,760
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,451,660
Ohio
Capital Facilities Lease Appropriation Bonds Series A	5.00%	04/01/31	(b)	1,000,000	1,140,680
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2010	5.00%	12/01/23	(b)	2,185,000	2,635,416
RB (Water Pollution Control Loan Fund) Series 2010A	5.00%	12/01/24	(b)	1,400,000	1,671,418
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,277,969
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	1,000,000	1,098,640
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	429,116

					17,269,339

OKLAHOMA 0.1%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	695,000	796,067

OREGON 1.3%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	600,000	614,616
Oregon Health & Science Univ
RB Series 2012A	5.00%	07/01/20		1,000,000	1,192,180
RB Series 2012A	5.00%	07/01/22		1,500,000	1,803,915
RB Series 2012A	5.00%	07/01/26	(b)	500,000	580,230
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		800,000	966,104
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	500,000	596,020
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,376,860

					8,129,925

PENNSYLVANIA 2.7%
Beaver Cnty Hospital Auth
RB (Heritage Valley Health) Series 2012	3.00%	05/15/13		500,000	510,230
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/33	(b)(h)	1,900,000	2,015,824
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%	04/01/18		620,000	653,908
COP (Dept of Corrections) Series 2010A	3.05%	10/01/18		1,580,000	1,673,220
COP (Dept of Corrections) Series 2010A	3.30%	10/01/19		955,000	1,020,331
COP (Dept of Corrections) Series 2010A	3.50%	04/01/20		465,000	499,210

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	2,052,740
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,421,220
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,320,359
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	4,080,000	4,832,801

					16,999,843

PUERTO RICO 1.8%
Puerto Rico
Public Improvement Refunding Bonds Series 2006A	5.00%	07/01/16		850,000	938,366
Puerto Rico Electric Power Auth
Power RB Series LL	5.50%	07/01/19		2,240,000	2,623,981
Power RB Series ZZ	5.25%	07/01/23	(b)	1,900,000	2,119,279
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%	08/01/37	(b)	5,000,000	5,559,250

					11,240,876

SOUTH CAROLINA 0.5%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		320,000	406,832
Refunding RB Series 2010B	5.00%	03/01/23		495,000	634,545
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/32	(b)(f)(h)	2,000,000	2,024,600

					3,065,977

SOUTH DAKOTA 0.5%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/12		220,000	220,000
RB Series 2011	3.00%	06/01/13		300,000	307,029
RB Series 2011	3.00%	06/01/15		620,000	651,546
RB Series 2011	3.00%	06/01/16		615,000	654,028
RB Series 2011	4.00%	06/01/20	(b)	120,000	133,757
RB Series 2011	4.00%	06/01/21	(b)	405,000	448,112
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		450,000	519,331

					2,933,803

TENNESSEE 0.9%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	72,575
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	990,612
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,482,920
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	3.00%	11/01/18		1,000,000	1,015,160
RB (Belmont Univ) Series 2012	4.00%	11/01/21		1,000,000	1,048,750

					5,610,017

TEXAS 7.0%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	4,129,354
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)(f)	2,315,000	2,695,817
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(f)	1,900,000	2,173,201
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	252,690
Cedar Hill ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	02/15/23	(a)(g)	500,000	371,385
Unlimited Tax Refunding Bonds Series 2012A	0.00%	02/15/24	(a)(g)	500,000	352,970

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19	(f)	695,000	810,078
Conroe ISD
Unlimited Tax Bonds Series 2011	5.00%	02/15/30	(a)(b)	1,330,000	1,540,193
Dallas-Fort Worth
Jt Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,630,000	1,922,275
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/13	(a)	250,000	256,238
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19	(b)	400,000	478,156
Ferris ISD
Unlimited Tax Refunding Bonds Series 2011	2.00%	08/15/17	(a)	345,000	361,526
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/18	(a)	250,000	268,415
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/19	(a)(b)	340,000	357,768
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	118,671
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	1,880,000	2,096,313
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009B2	5.00%	12/01/41	(b)	1,000,000	1,042,610
Houston Community College System
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/16		500,000	579,065
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	594,020
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,214,070
Katy ISD
Refunding Bonds Series 2010A	4.00%	02/15/13	(a)	1,050,000	1,077,751
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		660,000	761,402
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	167,769
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,066,575
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	625,000	759,175
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	960,000	1,129,200
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/20	(a)(e)	510,000	599,888
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/21	(a)(e)	1,365,000	1,606,864
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	617,395
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		750,000	941,078
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	229,757
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	552,699
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/24	(a)(b)	725,000	877,642
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	216,506
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,341,898
Sunnyvale ISD
Unlimted Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	295,000	364,971
Unlimted Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	121,441
Unlimted Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	220,000	273,218
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2010A	2.60%	07/01/20		2,155,000	2,176,141
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	900,000	979,470
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	314,343
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,625,000	1,967,436
United ISD
Unlimited Tax Refunding Bonds Series 2012	3.00%	08/15/22	(a)	2,100,000	2,278,626
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,252,800

					44,288,860

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

UTAH 0.3%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,077,196
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	766,622
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		300,000	323,616

					2,167,434

VERMONT 0.8%
Vermont HFA
RB Series 2011A	4.50%	02/01/26	(b)	4,500,000	4,932,225

VIRGINIA 1.8%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%	01/01/19	(f)	455,000	528,100
Hanover Cnty
Public Improvement Refunding RB Series 2011A	5.25%	01/15/31	(b)	700,000	830,984
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/18		95,000	110,856
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	603,845
Leesburg
GO Refunding Bonds Series 2009B	3.00%	02/01/13		60,000	61,100
Prince William Cnty IDA
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	507,741
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/18		255,000	278,503
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		325,000	351,517
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	570,000	639,677
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	95,868
GO Bonds Series 2009B	4.00%	07/15/14		2,395,000	2,565,548
Virginia Beach Development Auth
M/F Housing RB (New Sands Apts) Series 2011	1.10%	12/01/13	(b)(h)	2,925,000	2,927,866
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	189,264
Virginia Univ Health System Auth
General RB Series 2011	5.00%	07/01/26	(b)	590,000	683,102
General RB Series 2011	5.00%	07/01/27	(b)	1,000,000	1,150,940

					11,524,911

WASHINGTON 2.9%
Camas SD No. 117
Unlimited Tax GO Refunding Bonds 2012	2.00%	12/01/13	(a)(e)	1,950,000	1,980,712
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/17	(a)(e)	2,850,000	3,358,582
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,234,510
Ridgefield SD No. 112
Unlimited Tax GO Bonds 2012	3.00%	12/01/20	(a)(e)	1,520,000	1,648,030
Unlimited Tax GO Bonds 2012	5.00%	12/01/30	(a)(b)(e)	1,100,000	1,285,570
Washington
GO Bonds Series 1990A	6.75%	02/01/15		640,000	686,982
Washougal SD No. 112-6
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/15	(a)(e)	830,000	926,712
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/18	(a)(e)	2,390,000	2,814,464
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/19	(a)(e)	1,280,000	1,522,266
Yakima Cnty SD #119 (Selah)
Unlimited Tax GO Bonds 2012	3.00%	12/01/21	(a)	845,000	907,860
Unlimited Tax GO Bonds 2012	5.00%	12/01/31	(a)(b)	1,570,000	1,818,719

					18,184,407

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

WISCONSIN 1.4%
Kaukauna Area SD
GO Refunding Bonds	3.00%	03/01/13		1,000,000	1,018,490
GO Refunding Bonds	3.00%	03/01/14		495,000	514,463
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	507,979
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,417,700
RB (Aurora Health Care) Series 2012A	5.00%	07/15/26	(b)	2,000,000	2,222,340
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		450,000	502,668
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	942,695
RB (Gundersen Lutheran) Series 2011A	2.50%	10/15/13		750,000	766,298
RB (Gundersen Lutheran) Series 2011A	5.00%	10/15/14		1,000,000	1,088,920

					8,981,553

Total Fixed-Rate Obligations
(Cost $573,851,022)					608,229,709

Variable-Rate Obligations 7.8% of net assets

CALIFORNIA 1.9%
California
Economic Recovery Bonds Series 2004C5	0.18%	07/01/23	(a)(b)	4,000,000	4,000,000
GO Bonds Series 2004A1	0.17%	05/01/34	(a)(b)(f)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank
RB (Contemporary Jewish Museum) Series 2006	0.26%	12/01/36	(a)(b)	980,000	980,000
California Statewide Communities Development Auth
RB (John Muir Health) Series 2008C	0.16%	08/15/27	(a)(b)	3,000,000	3,000,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	0.16%	07/01/34	(a)(b)	2,000,000	2,000,000
Orange Cnty Sanitation District
Refunding COP Series 2000B	0.16%	08/01/30	(a)(b)	160,000	160,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.15%	07/01/35	(a)(b)	250,000	250,000

					11,890,000

CONNECTICUT 2.3%
Connecticut
GO Bonds Series 2011A	1.10%	05/15/18		5,275,000	5,307,546
GO Bonds Series 2011C	1.28%	05/15/19		5,000,000	5,019,200
GO Bonds Series 2012A	1.43%	04/15/20	(f)	1,000,000	1,012,970
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1	0.21%	05/15/39	(a)(b)	3,500,000	3,500,000

					14,839,716

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.93%	12/01/17	(b)	3,240,000	3,241,685

MASSACHUSETTS 0.8%
Massachusetts
GO Bonds Consolidated Loan Series 2006A	0.21%	03/01/26	(a)(b)	2,500,000	2,500,000
GO Refunding Bonds Series 2010A	0.56%	02/01/13	(b)	1,500,000	1,501,350
GO Refunding Bonds Series 2011A	0.84%	02/01/15	(b)	1,000,000	1,005,560

					5,006,910

NEW YORK 0.9%
New York City
GO Bonds Fiscal 1995 Series B5	0.19%	08/15/22	(a)	5,000,000	5,000,000

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds Fiscal 1995 Series B7	0.23%	08/15/18	(a)(b)	1,000,000	1,000,000

					6,000,000

PENNSYLVANIA 0.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.23%	05/15/38	(b)(f)	1,500,000	1,500,345

TEXAS 0.6%
Harris Cnty Health Facilities Development Corp
Hospital RB (Baylor College of Medicine) Series 2007B	0.20%	11/15/47	(a)(b)	3,500,000	3,500,000

UTAH 0.4%
Murray
Hospital RB (IHC Health Services) Series 2005D	0.20%	05/15/37	(a)(b)	2,500,000	2,500,000

WYOMING 0.2%
Uinta Cnty
Pollution Control Refunding RB (Chevron) Series 1993	0.16%	08/15/20	(b)	1,000,000	1,000,000

Total Variable-Rate Obligations
(Cost $49,405,294)					49,478,656

End of Investments

At 05/31/12, the tax basis cost of the fund’s investments was $623,245,510 and the unrealized appreciation and depreciation were $34,524,057 and ($61,202), respectively, with a net unrealized appreciation of $34,462,855.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,710,929 or 0.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $614,616 or 0.1% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.
(h)	Refunded bond.

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

In addition to the above, the fund held the following at 05/31/12.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

10 Years, Short, US Treasury Note, expires 09/19/12	(150)	20,090,625	(206,523)

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Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations(a)	$—	$608,229,709	$—	$608,229,709
Variable-Rate Obligations(a)	—	49,478,656	—	49,478,656

Total	$—	$657,708,365	$—	$657,708,365

Liabilities Valuation Input

Other Financial Instruments
Futures Contract*	($206,523)	$—	$—	($206,523)

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

On May 31, 2012, the fund had open futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG406022MAY12

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

96.5%		Fixed-Rate Obligations	380,550,015	406,538,193
7.4%		Variable-Rate Obligations	30,973,995	30,995,181

103.9%		Total Investments	411,524,010	437,533,374
(3	.9)%	Other Assets and Liabilities, Net		(16,515,644)

100.0%		Net Assets		421,017,730

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 96.5% of net assets

CALIFORNIA 94.8%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(e)	5,000,000	5,894,150
RB (Channing House) Series 2010	5.25%	05/15/20	(a)(e)	2,000,000	2,223,280
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(b)(e)	875,000	1,053,491
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30	(b)(e)	2,000,000	2,430,660
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(e)	535,000	589,640
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(b)(e)	1,170,000	1,173,685
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12	(e)	415,000	417,154
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%	10/01/25	(b)(e)	2,000,000	2,338,360
Lease Refunding RB Series 2008	4.50%	08/01/17	(e)	565,000	662,259
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(e)	100,000	112,832
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(e)	2,500,000	2,629,625
California
Economic Recovery Bonds Series 2004A	5.00%	07/01/12		1,845,000	1,851,402
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(g)	165,000	173,809
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		275,000	289,682
Finance Auth RB (San Diego Univ) Series 2012A	5.00%	10/01/31	(b)(d)	2,475,000	2,767,273
GO Bonds	5.00%	06/01/12		100,000	100,000
GO Bonds	5.00%	09/01/18		3,000,000	3,581,640
GO Bonds	5.50%	04/01/19		1,000,000	1,227,860
GO Bonds	5.00%	11/01/19		3,000,000	3,618,870
GO Bonds	5.00%	11/01/24	(b)	2,000,000	2,309,640
GO Bonds	5.00%	11/01/25	(b)(e)	3,590,000	4,088,400
GO Bonds	5.25%	12/01/28	(b)(g)	525,000	575,830
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,738,414
GO Bonds	6.00%	11/01/35	(b)	1,440,000	1,708,099
GO Bonds Series 2000	5.63%	05/01/18	(b)	50,000	50,194
GO Refunding Bonds	5.00%	02/01/14		500,000	536,100
GO Refunding Bonds	5.00%	09/01/21		1,455,000	1,756,039
Home Purchase RB Series 2012A	3.00%	12/01/21	(b)	3,105,000	3,203,987
Various Purpose GO Refunding Bonds	5.00%	10/01/17		2,000,000	2,363,480
Various Purpose GO Refunding Bonds	5.25%	10/01/32	(b)(e)	4,800,000	5,438,496
Various Purpose GO Refunding Bonds	5.00%	10/01/41	(b)	1,000,000	1,072,290

 1

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,814,740
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	882,780
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,391,140
California Educational Facilities Auth
RB (Pepperdine Univ) Series 2012	5.00%	09/01/27	(b)(d)	600,000	710,322
RB (Pomona College) Series 2011	4.00%	01/01/13	(e)	320,000	326,989
RB (Pomona College) Series 2011	4.00%	01/01/14	(e)	395,000	417,519
RB (Pomona College) Series 2011	4.00%	01/01/15	(e)	280,000	303,363
RB (Pomona College) Series 2011	4.00%	01/01/16	(e)	400,000	446,788
RB (Pomona College) Series 2011	4.00%	01/01/17	(e)	200,000	227,134
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21	(e)	575,000	679,173
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(e)	2,000,000	2,624,840
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(e)	1,230,000	1,368,707
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(e)	680,000	780,538
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21	(e)	500,000	583,430
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%	02/01/20	(a)(e)	1,000,000	1,133,090
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)(e)	100,000	101,187
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(e)	170,000	175,715
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(e)	150,000	162,467
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)(e)	340,000	378,250
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)(e)	200,000	225,644
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(e)	175,000	201,621
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14	(e)	750,000	804,952
RB (Catholic Healthcare West) Series 2009B	5.00%	07/01/28	(b)(e)	4,560,000	4,575,641
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)(e)	1,500,000	1,620,165
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(e)	750,000	847,192
RB (Memorial Health Services) Series 2012A	5.00%	10/01/17	(e)	1,000,000	1,180,620
RB (Memorial Health Services) Series 2012A	5.00%	10/01/24	(b)(e)	1,510,000	1,785,152
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(e)	3,935,000	4,456,309
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(e)	3,285,000	3,831,854
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)(e)	3,000,000	3,267,090
RB (Sutter Health) Series 2008A	5.00%	08/15/12	(e)	1,705,000	1,720,481
Refunding RB (Sutter Health) Series 2011D	5.00%	08/15/24	(b)(e)	1,000,000	1,180,770
California Housing Finance Agency
Limited Obligation M/F Housing RB (Woolf House Apts) Series 2011B	1.05%	01/01/14	(b)(e)	5,000,000	5,010,100
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(e)	1,925,000	2,100,618
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	362,118
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	903,007
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	306,495
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/19		470,000	590,278
RB (USC-Soto St. Health Sciences Building) Series 2010	3.25%	12/01/21	(b)	750,000	829,650
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/23	(b)	720,000	875,326
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/25	(b)	50,000	57,744
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	400,000	459,632
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	300,000	342,780
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29	(b)	400,000	473,024
Lease RB (Dept of Corrections & Rehabilitation) Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,153,510
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		350,000	368,137
Lease RB (Judicial Council of California) Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,156,050
Lease RB (Univ of California) Series 2011G	5.00%	12/01/25	(b)	3,000,000	3,503,070
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)	1,000,000	1,187,330
Lease RB Series 2009I1	6.63%	11/01/34	(b)	2,750,000	3,310,230
Lease RB Series 2012A	5.00%	04/01/23	(b)	3,000,000	3,462,870
Lease Refunding RB (Dept of Corrections & Rehabilitation) Series 2012C	5.00%	06/01/18		1,500,000	1,739,940
California Statewide Communities Development Auth
Collateralized RB (Sunnyside/Vermont) Series 2001A	7.00%	04/20/36	(a)(b)	3,765,000	3,925,314
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,166,190
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	410,000	411,193
RB (Cottage Health) Series 2010	5.00%	11/01/16		225,000	254,952
RB (Cottage Health) Series 2010	5.00%	11/01/17		475,000	546,872
RB (Cottage Health) Series 2010	5.00%	11/01/18		600,000	696,738

2

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975,000	981,942
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	261,148
RB (Kaiser Permanente) Series 2002C	3.85%	11/01/29	(b)	1,200,000	1,200,000
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,340,000	4,657,558
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	116,868
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13		5,095,000	5,336,758
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		5,130,000	5,536,758
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,032,351
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		630,000	669,438
Carlsbad USD
GO Bonds Series 2011C	0.00%	08/01/12	(f)	375,000	374,801
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/35	(b)(g)	500,000	544,085
Centralia SD
2012 GO Refunding Bonds	4.00%	08/01/19		235,000	263,191
2012 GO Refunding Bonds	4.00%	08/01/20		205,000	228,675
2012 GO Refunding Bonds	4.00%	08/01/21		350,000	388,178
2012 GO Refunding Bonds	4.00%	08/01/23	(b)	590,000	646,174
2012 GO Refunding Bonds	4.00%	08/01/24	(b)	1,075,000	1,160,656
Cerritos Community College District
GO Bonds Series 2012D	0.00%	08/01/23	(f)	500,000	316,205
GO Bonds Series 2012D	0.00%	08/01/24	(f)	1,000,000	597,640
GO Bonds Series 2012D	0.00%	08/01/26	(f)	1,000,000	532,620
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%	10/01/13		200,000	204,866
Revenue Refunding COP Series 2010	4.00%	10/01/17		235,000	253,309
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	126,601
Contra Costa Community College District
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	1,000,000	1,236,620
Cupertino Public Facilities Corp
COP (Refinancing) Series 2012	3.00%	07/01/20		2,265,000	2,443,573
COP (Refinancing) Series 2012	3.00%	07/01/21	(b)	1,605,000	1,706,821
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	240,000	294,326
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	600,000	727,524
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	325,000	389,347
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	142,753
Elsinore Valley Municipal Water District
Refunding COP Series 1992A	6.00%	07/01/12		880,000	883,010
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,050,150
Foothill-DeAnza Community College District
GO Refunding Bonds Series 2012	5.00%	08/01/22		1,380,000	1,752,931
Forestville Union SD
GO Bonds Series 2011	6.25%	08/01/32	(b)	835,000	1,049,286
Franklin-McKinley School District
GO Bonds Series 2012B	4.00%	08/01/16		325,000	361,917
GO Bonds Series 2012B	4.00%	08/01/17		500,000	564,970
GO Bonds Series 2012B	4.00%	08/01/18		500,000	565,060
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(g)	4,545,000	4,745,571
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,125,592
Grossmont UHSD
GO Refunding Bonds Series 2012	4.00%	08/01/19		2,500,000	2,920,675
GO Refunding Bonds Series 2012	4.00%	08/01/20		2,500,000	2,909,225
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	500,000	552,415
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,092,750
Huntington Beach Public Finance Auth
Lease Refunding RB Series 2011A	2.50%	09/01/13		750,000	770,482
Imperial Irrigation District
Electric System Refunding RB Series 2011C	3.00%	11/01/12		350,000	353,742
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	220,832
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	415,604

 3

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Electric System Refunding RB Series 2011C	5.00%	11/01/17		600,000	712,752
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	511,777
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	877,385
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	917,430
Electric System Refunding RB Series 2011D	5.00%	11/01/21		1,235,000	1,513,208
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,683,336
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,439,726
Los Angeles
Airport Sr RB Series 2010A	4.00%	05/15/20		300,000	347,208
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,690,000	6,982,256
Wastewater System Sub Refunding RB Series 2012A	4.00%	06/01/16		675,000	762,190
Wastewater System Sub Refunding RB Series 2012A	5.00%	06/01/17		2,500,000	2,992,200
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		250,000	290,963
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/19		250,000	309,348
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	620,660
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		800,000	923,072
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/24	(b)	1,175,000	1,305,777
Los Angeles Cnty
Refunding COP 2012	5.00%	09/01/22		2,250,000	2,668,072
Los Angeles Community College District
GO Bonds Series 2008F1	5.00%	08/01/27	(b)	2,500,000	2,837,650
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,650,000	2,010,475
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/21	(b)	430,000	509,056
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23	(b)	1,750,000	2,120,755
Power System RB Series 2011A	4.00%	07/01/16		515,000	584,891
Power System RB Series 2011A	5.00%	07/01/18		3,350,000	4,093,331
Water System RB Series 2011A	5.00%	07/01/19		125,000	154,914
Water System RB Series 2012A	5.00%	07/01/43	(b)(d)	2,000,000	2,243,720
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,236,620
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175,000	190,045
Lease RB (Capital Equipment) Series 2010A	4.00%	11/01/16		170,000	187,440
Lease RB (Capital Equipment) Series 2012A	4.00%	03/01/16		1,200,000	1,307,748
Lease RB (Capital Equipment) Series 2012A	5.00%	03/01/16		2,500,000	2,815,975
Lease RB (Real Property) Series 2012B	4.00%	03/01/24	(b)	560,000	590,486
Los Angeles USD
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/20	(d)	2,375,000	2,775,757
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/21	(d)	2,000,000	2,346,200
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/22	(d)	3,000,000	3,511,680
Refunding COP (Headquarters Building) Series 2012B	4.00%	10/01/17	(d)	285,000	315,655
Los Gatos
COP (Library) 2010	5.00%	08/01/21	(b)	500,000	590,290
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		830,000	952,126
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	1,001,992
Malibu
COP (City Hall) Series 2009A	4.00%	07/01/14		70,000	73,571
COP (City Hall) Series 2009A	4.00%	07/01/17		100,000	110,720
COP (City Hall) Series 2009A	4.00%	07/01/18		75,000	83,264
COP (City Hall) Series 2009A	5.00%	07/01/20	(b)	75,000	87,137
COP (City Hall) Series 2009A	5.00%	07/01/21	(b)	110,000	126,264
COP (City Hall) Series 2009A	5.00%	07/01/22	(b)	150,000	171,969
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,492,180
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	542,205
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,054,809
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	466,855
RB Series 2011A	5.00%	08/01/20		400,000	441,636
RB Series 2011A	5.00%	08/01/21		550,000	605,522
RB Series 2011A	5.75%	08/01/40	(b)	750,000	818,490

4

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%	12/01/13	(g)	1,830,000	1,902,102
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	12/01/38	(b)	2,500,000	2,573,325
Newport-Mesa USD
GO Refunding Bonds Series 2012	5.00%	08/01/26	(b)	1,000,000	1,206,030
GO Refunding Bonds Series 2012	5.00%	08/01/27	(b)	1,220,000	1,466,538
North City West School Facilities Financing Auth CFD No. 1
Sub Special Tax RB Series 2012A	3.00%	09/01/16	(d)	685,000	725,874
Sub Special Tax RB Series 2012A	4.00%	09/01/18	(d)	730,000	810,687
Sub Special Tax RB Series 2012A	4.00%	09/01/19	(d)	755,000	834,811
Northern California Power Agency
Refunding RB (Hydroelectric Project No. 1) Series 2012A	5.00%	07/01/24	(b)	500,000	594,020
Refunding RB (Hydroelectric Project No. 1) Series 2012A	5.00%	07/01/32	(b)	700,000	791,000
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		355,000	376,659
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,130,490
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	1,210,000	1,409,384
Oakland State Building Auth
Lease Refunding RB (Elihu M. Harris State Office Building) Series 2005A	4.50%	04/01/13		750,000	771,435
Orange Cove Irrigation District
Water Refunding RB Series 2009	4.00%	02/01/17		1,465,000	1,574,992
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/27	(b)	570,000	630,557
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/30	(b)	440,000	477,035
Palomar Pomerado Health
COP 2009	5.50%	11/01/19		3,000,000	3,390,420
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%	08/01/21	(b)	130,000	154,068
GO Bonds Series 2009D	5.00%	08/01/22	(b)	300,000	352,287
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/25	(b)	200,000	235,418
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(g)	925,000	1,221,869
Port of Oakland
RB Series 2002M	5.25%	11/01/16	(b)(g)	3,600,000	3,674,088
Redlands USD
GO Bonds Series 2008	5.00%	07/01/27	(a)(b)	90,000	98,822
Riverside Cnty Asset Leasing Corp
Lease Refunding RB (Cnty Administrative Center) Series 2012	5.00%	11/01/25	(b)	1,430,000	1,589,302
Riverside Cnty Palm Desert Financing Auth
Lease RB (Cnty Facilities) Series 2008A	5.50%	05/01/18		865,000	1,009,732
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,253,746
Roseville City SD
GO Refunding Bonds Series 2011	4.00%	08/01/14		500,000	536,575
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	931,624
GO Refunding Bonds Series 2011	5.00%	08/01/28	(b)	1,000,000	1,168,640
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,145,250
San Bernardino Community College District
GO Bonds Series A	6.25%	08/01/33	(b)	165,000	197,386
San Diego Community College District
GO Bonds Series 2011	5.00%	08/01/36	(b)	2,000,000	2,292,220
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,155,349
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,023,264
Lease Refunding RB Series 2010A	5.00%	09/01/20		795,000	909,019
San Diego Regional Building Auth
Lease RB Series 2009A	3.00%	02/01/13		25,000	25,379
Lease RB Series 2009A	4.00%	02/01/16		415,000	455,649
Lease RB Series 2009A	4.00%	02/01/17		890,000	992,225

 5

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Diego USD
GO Refunding Bonds Series 2005 C2	5.50%	07/01/21		2,570,000	3,273,717
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/15		550,000	611,550
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/17		950,000	1,111,823
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/21	(b)	4,225,000	4,944,222
GO Bonds (San Francisco General Hospital) Series 2010A	5.00%	06/15/12		4,000,000	4,005,200
Refunding COP (Moscone Center South) Series 2011A	5.00%	09/01/24	(b)	2,340,000	2,750,179
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	300,000	353,478
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	943,627
Second Series Refunding RB Series 2012A	5.00%	05/01/26	(b)	500,000	585,600
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,873,287
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,931,423
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,950,802
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,250,000	1,432,800
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		610,000	717,665
Airport RB Series 2011A2	5.00%	03/01/21		1,110,000	1,303,728
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/28	(f)	500,000	240,195
GO Bonds Series 2008A	0.00%	08/01/30	(f)	250,000	106,418
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		425,000	475,082
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20	(b)	350,000	405,311
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	2.00%	09/01/13	(d)	1,635,000	1,665,852
GO Refunding Bonds Series 2012	4.00%	09/01/17	(d)	1,840,000	2,116,975
GO Refunding Bonds Series 2012	4.00%	09/01/19	(d)	1,960,000	2,286,124
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%	11/15/22	(b)	1,600,000	1,845,968
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	261,289
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16	(e)	50,000	55,842
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	130,645
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	340,812
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,071,036
Santa Cruz High SD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,680,000	5,844,834
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/28	(b)	1,195,000	1,390,263
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,420,000	2,782,395
Santa Monica Redevelopment Agency
Tax Allocation Bonds (Earthquake Recovery) Series 2011	5.88%	07/01/36	(b)	1,125,000	1,323,461
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	136,656
GO Bonds Series B	5.00%	08/01/18		200,000	242,318
GO Bonds Series B	5.00%	08/01/19		75,000	91,947
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	599,525
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	608,235
Sales Tax RB Series 2011A	5.00%	03/01/29	(b)	500,000	581,135
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	2.00%	06/01/14		1,100,000	1,124,453
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	3.00%	06/01/15		1,000,000	1,052,090
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	4.00%	06/01/16		1,500,000	1,646,505
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,481,126
Southern California Public Power Auth
Transmission Sub Refunding RB Series 2011A	5.00%	07/01/12		500,000	501,725
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	1,000,000	1,203,420

6

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	5.00%	10/01/31	(b)	3,700,000	4,333,847
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22	(b)	525,000	602,710
Tustin USD
GO Bonds 2008 Election Series B	6.00%	08/01/36	(b)	1,450,000	1,758,386
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	4,380,000	5,070,901
General RB Series 2011AB	3.00%	05/15/18		845,000	934,570
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,348,056
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,500,000	1,769,820
Washington Township Health Care District
GO Bonds Series 2009A	6.00%	08/01/12		1,000,000	1,008,210
RB Series 2009A	4.50%	07/01/12		275,000	275,737
RB Series 2009A	4.50%	07/01/13		250,000	258,028
RB Series 2009A	5.00%	07/01/14		300,000	319,818
RB Series 2009A	5.00%	07/01/15		300,000	327,246
RB Series 2009A	5.00%	07/01/16	(e)	75,000	83,321
RB Series 2009A	5.13%	07/01/17		200,000	225,064
RB Series 2009A	5.25%	07/01/18		250,000	286,383
RB Series 2009A	5.50%	07/01/19		300,000	348,711
RB Series 2009A	6.00%	07/01/29	(b)	1,000,000	1,149,990
RB Series 2010A	4.00%	07/01/12		1,015,000	1,017,355
West Basin Municipal Water District
Refunding RB Series 2012A	5.00%	08/01/28	(b)	2,330,000	2,743,715
West Kern Water District
Revenue COP Series 2011	2.00%	06/01/12		500,000	500,000
Revenue COP Series 2011	4.00%	06/01/18		70,000	79,601
Revenue COP Series 2011	4.00%	06/01/19		500,000	572,290
Revenue COP Series 2011	5.00%	06/01/20		500,000	609,005
Revenue COP Series 2011	5.00%	06/01/28	(b)	1,000,000	1,144,690
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	772,429
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,362,710
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,342,719
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	157,096
Water RB Series 2011	4.15%	03/01/19		180,000	199,015
Water RB Series 2011	4.45%	03/01/20		100,000	111,996
Water RB Series 2011	4.65%	03/01/21		115,000	130,433
Water RB Series 2011	6.00%	03/01/36	(b)	485,000	568,008

					399,289,127

PUERTO RICO 1.7%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2012A	5.25%	07/01/23	(b)	1,500,000	1,630,800
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/32	(b)(g)	925,000	971,916
Power RB Series ZZ	5.25%	07/01/18		3,000,000	3,442,020
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2011C	5.00%	08/01/22	(b)	1,000,000	1,204,330

					7,249,066

Total Fixed-Rate Obligations
(Cost $380,550,015)					406,538,193

Variable-Rate Obligations 7.4% of net assets

CALIFORNIA 7.4%
California
GO Refunding Bonds 2012B	1.08%	05/01/18	(b)	1,000,000	1,002,910
GO Refunding Bonds 2012B	1.33%	05/01/20	(b)	1,000,000	1,003,680

 7

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.98%	10/01/15	(b)(e)	4,405,000	4,425,351
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2011B	0.15%	07/01/41	(a)(b)	2,700,000	2,700,000
California Municipal Finance Auth
Recovery Zone RB (Chevron) Series 2010C	0.16%	11/01/35	(b)	4,000,000	4,000,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996E	0.16%	11/01/26	(a)(b)	1,000,000	1,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.13%	04/01/52	(b)	2,000,000	2,000,020
RB (Rady Children’s Hospital) Series 2008B	0.17%	08/15/47	(a)(b)	1,000,000	1,000,000
Los Angeles
Wastewater System Sub Refunding RB Series 2012C	5.00%	06/01/21		4,000,000	4,964,200
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2009A2	0.19%	07/01/23	(a)(b)	3,000,000	3,000,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	0.16%	07/01/34	(a)(b)	2,900,000	2,900,000
Norwalk-La Mirada USD
GO Bonds Series 2003A	0.23%	08/01/27	(a)(b)(c)	1,000,000	1,000,000
Southern California Metropolitan Water District
Water Refunding RB Series 2012B1	0.53%	07/01/27	(b)	2,000,000	1,999,020

Total Variable-Rate Obligations
(Cost $30,973,995)					30,995,181

End of Investments

At 05/31/12, the tax basis cost of the fund’s investments was $411,511,765 and the unrealized appreciation and depreciation were $26,068,972 and ($47,363), respectively, with a net unrealized appreciation of $26,021,609.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,000,000 or 0.2% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero Coupon Bond.
(g)	Refunded bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

10 Years, Short, US Treasury Note, expires 09/19/12	(100)	13,393,750	(137,682)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

8

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 9

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations(a)	$—	$406,538,193	$—	$406,538,193
Variable-Rate Obligations(a)	—	30,995,181	—	30,995,181

Total	$—	$437,533,374	$—	$437,533,374

Liabilities Valuation Input

Other Financial Instruments
Futures Contract*	($137,682)	$—	$—	($137,682)

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	August 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	May 31,
Investments in Securities	2011	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Variable-Rate Obligations	$1,425,000	$—	($106,500)	$75,000	$—	($1,393,500)	$—	$—	$—

Total	$1,425,000	$—	($106,500)	$75,000	$—	($1,393,500)	$—	$—	$—

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2012.

On May 31, 2012, the fund had open futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG406024MAY12

10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 23, 2012

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 23, 2012